OCTOBER 31, 1999

                                 Chase Vista Fixed
                                 Income Funds

                                 ANNUAL REPORT

U.S. TREASURY
INCOME FUND

U.S. GOVERNMENT
SECURITIES FUND

BOND FUND

SHORT-TERM
BOND FUND

STRATEGIC
INCOME FUND

                                 [Logo]
                                 CHASE VISTA FUNDS(SM)

                                 ANFI-2-1299

Contents

Chairman's Letter                                                           1

Chase Vista U.S. Treasury Income Fund                                       2
Fund Commentary

Chase Vista U.S. Government Securities Fund                                 5
Fund Commentary

Chase Vista Bond Fund                                                       8
Fund Commentary

Chase Vista Short-Term Bond Fund                                           11
Fund Commentary

Chase Vista Strategic Income Fund                                          14
Fund Commentary

Portfolios of Investments                                                  16

Financial Statements                                                       30

Notes to Financial Statements                                              40

Financial Highlights                                                       48

Highlights

o Bond markets struggled as the United States economy continued to grow sharply during the reporting year. The annual growth rate for the quarter ended September 30, 1999 was 5.5%.

o Inflation, while still well under control, inched up during the reporting year and the Federal Reserve began raising interest rates in June.

o The yield on the 30-year U.S. Treasury bond rose from 5.15% to 6.15% over the course of the reporting year, with a low of 4.96% on December 10, 1998 and a high of 6.38% on October 26, 1999.

       NOT FDIC INSURED                May lose value / No bank guarantee

       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

-----------------------------------------------------------------------------

CHASE VISTA FIXED INCOME FUNDS

Chairman's Letter
                                                        December 1, 1999

Dear Shareholder:

We are pleased to present this annual report for the Chase Vista fixed income funds for the year ended October 31, 1999.

Continued Strong U.S. Economic Growth Tests "New Paradigm"

Throughout the 1990s, the wonderful combination of strong economic growth, low unemployment and low inflation has led to a growing belief in a "new paradigm." Under this theory, productivity and technological gains will allow the economy to grow at faster levels without sparking an inflationary spiral that causes the Federal Reserve to raise interest rates in an effort to cool the economy. Prior to the arrival of the "new paradigm," it was thought that GDP growth much above a 2.5% annual rate would inevitably become inflationary.

However, the sizzling U.S. economy began testing the upper limits of the "new paradigm" equation during the reporting year, with the most recent GDP report showing a 5.5% annualized growth rate in the third quarter of 1999. Although inflation remained relatively subdued, it did move higher over the reporting year, and this, when combined with the very high growth in the U.S. and the resumption of growth overseas, led to rising interest rates and a generally rough road to hoe for the bond market.

Fed About Face Reflects Fears of Inflation

The Fed began the period by making its last of a series of three interest rate cuts on November 16, 1998. These cuts were made in an effort to shore up what was perceived to be a fragile global economy. But by early 1999, early signs that a global economic recovery was underway--combined with 6% annual growth in the U.S. in the 4th quarter of 1998 and record-low unemployment--led to bond market fears that the Fed would shift to a policy of raising short-term interest rates. This generally negative sentiment continued for the rest of the reporting year as the Fed did indeed begin tightening, first on June 30, 1999 and then again on August 24th. After the period ended, the Fed raised the Federal Funds rate to 5.5% on November 16, 1999.

Your portfolio management team rose to the occasion of this challenging environment, working to protect your investment and provide you with competitive levels of current income. Fixed income investments have an important role to play in any diversified investment portfolio, and they are especially valuable in times of stock market volatility. All of us at Chase Vista thank you for investing with us and encourage you to maintain your long-term perspective on the value of a diversified portfolio.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

--------------------------------------------------------------------------------

CHASE VISTA U.S. TREASURY INCOME FUND
As of October 31, 1999 (Unaudited)

How the Fund Performed

Chase Vista U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury bonds, had a total return of -2.41% (Class A shares, without sales charge) for the year ended October 31, 1999, compared to -1.55% for Lehman Treasury Bond Index and -1.75% for Lipper General U.S. Government Funds Average.

How the Fund Was Managed

Since the prices of Treasury securities and interest rates move in opposite directions, the rising interest rate environment that prevailed for the great majority of the reporting year proved challenging for the Fund's management team. However, by actively managing the Fund portfolio's yield structure and duration, the management team effectively reduced much of the effect of the lower Treasury prices.

After taking advantage of the early-period rally in Treasuries, the Fund's slightly-long duration was detrimental to performance in early 1999 as rates rose sharply in response to reports that global growth was on the upswing. Adjusting to the rising-rate environment, the management team cut duration to shorter-than-benchmark in March, which proved highly beneficial as rates continued to rise.

As the Federal Reserve began raising short-term rates at the end of June, the Fund maintained a neutral to short-short of benchmark stance and focused on Treasury securities in the 20-year maturity range, taking advantage of the fact that these had higher yields than those in the 30-year range. This conservative and ultimately beneficial duration stance was maintained as the management team correctly anticipated further Fed rate hikes.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to maintain a conservative, shorter-than-benchmark duration by the first of the year. Prior to then, however, the management team looks to take advantage of the window of opportunity created by Y2K and positive technical characteristics in the Treasury market--specifically lower Treasury issuance due to the budget surplus and demand from investors seeking a potential Y2K safe haven.

CHASE VISTA U.S. TREASURY INCOME FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[Pie Chart]

Cash Equivalents & Short-Term Paper       (0.6%)
U.S. Treasury Securities                 (87.6%)
Residential Mortgage Backed Securities   (11.8%)

[End Pie Chart]

Average Annual Total Returns+

                           1 Year       5 Years       10 Years
Class A Shares
 Without Sales Charge      -2.41%       6.57%         6.76%
 With Sales Charge*        -6.80%       5.60%         6.27%
Class B Shares
 Without CDSC              -3.27%       5.75%         6.29%
 With CDSC**               -7.85%       5.43%         6.29%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

CHASE VISTA U.S. TREASURY INCOME FUND
As of October 31, 1999 (Unaudited)

10-Year Performance (10/31/89 to 10/31/99)

[Line Chart]

Chase Vista U.S. Treasury Income Fund          $18,362
Lehman Treasury Bond Index                     $20,922
Lipper General U.S. Government Funds Average   $19,107

1989      9550    10000    10000
1990     10090    10575    10545
1991     11512    12112    12075
1992     12593    13370    13136
1993     14150    15127    14715
1994     13360    14454    13844
1995     15308    16676    15872
1996     15853    17521    16504
1997     17017    19030    17829
1998     18820    21233    19442
1999     18362    20922    19107

[End Line Chart]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista U.S. Treasury Income Fund, the Lipper General U.S. Government Funds Average and the Lehman Treasury Bond Index from October 31, 1989 to October 31, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
As of October 31, 1999 (Unaudited)

How the Fund Performed

Chase Vista U.S. Government Securities Fund, which seeks income by investing in securities backed by the U.S. government and respective agencies, had a total return of -2.11% (Class A shares, without sales charges) for the year ended October 31, 1999, compared to -1.21% for Lehman Government Bond Index and -1.75% for Lipper U.S. Government Funds Average.

How the Fund Was Managed

In the year's rising rate environment, your management team used a variety of tools to protect the value of your investment.

One such tool was duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance by the end of September.

Another tool was sector allocation, which in the case of this fund involves U.S. Treasury securities and those issued by federal agencies, most commonly mortgage-backed securities. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into mortgage-backed securities, whose higher yields traditionally help them to outperform Treasuries in a flat to rising interest rate environment. However, the recovery in non-Treasury sectors from their October lows took longer than anticipated, and in fact mortgages underperformed Treasuries in the April to June period following the Federal Reserve's announcement of a bias towards raising rates. As the reporting period wore on, mortgages did begin to outperform Treasuries, and the Fund's strong move back into the sector helped relative performance in August, September and October.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to reduce duration further by the first of the year and intensify its mortgage-backed overweight.

CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[Pie Chart]
Cash Equivalents & Short Term Paper      (3.8%)
Residential Mortgage Backed Securities  (56.5%)
U.S. Treasury Securities                (29.7%)
U.S. Government Agency Obligations      (10.0%)
[End Pie Chart]

Average Annual Total Returns+

                                                           Since
                                                         Inception
                           1 Year      5 Years           (2/19/93)
------------------------------------------------------------------
Class A Shares
 Without Sales Charge      -2.11%       6.50%              5.10%
 With Sales Charge*        -6.51%       5.52%              4.38%
-------------------------------------------------------------------
Class I Shares             -1.93%       6.67%              5.22%
-------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.
The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

+ The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares.

CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
As of October 31, 1999 (Unaudited)

Life of Fund Performance (2/19/93 to 10/31/99)

[START LINE CHART]

Chase Vista U.S. Government Securities Fund       $14,053
Lehman Government Bond Index                      $15,317
Lipper General U.S. Government Funds Average      $14,086


2/93     10000    10000    10000
10/93    10714    10912    10848
1994     10185    10423    10206
1995     11638    12027    11701
1996     12098    12642    12167
1997     13038    13735    13143
1998     14334    15286    14333
1999     14053    15317    14086

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista U.S. Government Securities Fund, the Lipper General U.S. Government Funds Average, and the Lehman Government Bond Index from February 19, 1993 to October 31, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Average represents the average performance of a universe of 187 actively managed U.S. government income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Government Bond Index is composed of the Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

--------------------------------------------------------------------------------

CHASE VISTA BOND FUND
As of October 31, 1999 (Unaudited)

How the Fund Performed

Chase Vista Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of - 0.66% (Class A Shares, without sales charge) for the year ended October 31, 1999, compared to 0.53% for Lehman Aggregate Bond Index and - 0.92% for Lipper Corporate Debt A-Rated Funds Average.

How the Fund Was Managed

In the year's rising rate environment, your management team used a variety of tools to protect the value of your investment.

One such tool was duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a more conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance by the end of September.

Another tool was sector allocation, which involves determining which sectors are likely to outperform given the market's characteristics. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into the sectors which offer a higher yield or "spread" relative to Treasuries, including corporates, mortgage-backed and asset-backed securities. While their higher yields traditionally help the spread sectors outperform in a flat to rising interest rate environment, it took a while in late 1998 and the first quarter of 1999 for each spread sector to recover from its autumn low.

Although the Federal Reserve's announcement of a bias towards raising rates caused spread sectors to underperform Treasuries during the April to June period, the Fund's strong security selection within the corporate sector helped relative performance, as did the gradual move back into mortgages and a reduction of corporates given fears of large issuance in the sector.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to reduce duration further by the first of the year and intensify its spread sector overweight.

CHASE VISTA BOND FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[Pie Chart]
U.S. Government Agency Obligations        (4.3%)
Residential Mortgage Backed Securities   (33.4%)
Corporate Notes & Bonds                  (25.6%)
U.S. Treasury Securities                 (15.4%)
Cash Equivalents & Short-Term Paper       (9.8%)
Asset Backed Securities                   (6.7%)
Commercial Mortgage Backed Securities     (4.8%)
[End Pie Chart]

Average Annual Total Returns+

                                                           Since
                                                          Inception
                           1 Year       5 Years          (11/30/90)
-------------------------------------------------------------------
Class A Shares
 Without Sales Charge       -0.66%       7.34%              7.41%
 With Sales Charge*         -5.13%       6.35%              6.86%
-------------------------------------------------------------------
Class B Shares
 Without CDSC               -1.46%       6.88%              7.15%
 With CDSC**                -6.10%       6.57%              7.15%
-------------------------------------------------------------------
Class I Shares              -0.42%       7.61%              7.56%
-------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

CHASE VISTA BOND FUND
As of October 31, 1999 (Unaudited)

Life of Fund Performance (11/30/90 to 10/31/99)

[START LINE CHART]

Chase Vista Bond Fund                         $19,156
Lehman Aggregate Bond Index                   $19,722
Lipper Corporate Debt A-Rated Funds Average   $18,837


1990     10000    10000    10000
1991     11160    11336    11356
1992     12315    12452    12526
1993     13715    13858    14104
1994     13273    13463    13453
1995     15374    15571    15532
1996     16139    16479    16277
1997     17742    17947    17653
1998     19235    19620    19012
1999     19155    19721    18836

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Bond Fund, the Lipper Corporate Debt A-Rated Funds Average and the Lehman Aggregate Bond Index from November 30, 1990 to October 31, 1999. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the averages and the index do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper A-Rated Funds Average represents the average performance of a universe of 149 actively managed corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/ Corporate Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

--------------------------------------------------------------------------------

CHASE VISTA SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)

How the Fund Performed

Chase Vista Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 2.64% (Class A Shares, without sales charge) for the year ended October 31, 1999, compared to 3.20% for Lehman 1-3 Year Government Bond Index and 2.98% for Lipper Short-Term Investment Grade Debt Funds Average.

How the Fund Was Managed

In the year's rising rate environment, your management team used a variety of tools to protect the value of your investment. One such tool was duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance.

Another tool was sector allocation, which involves determining which sectors are likely to outperform given the market's characteristics. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into the sectors which offer a higher yield or "spread" relative to Treasuries, including corporate, mortgage-backed and asset-backed securities. While their higher yields traditionally help the spread sectors outperform in a flat to rising interest rate environment, it took a while in late 1998 and the first quarter of 1999 for each spread sector to recover from its autumn low.

Although the Federal Reserve's announcement of a bias towards raising rates caused spread sectors to underperform Treasuries during the April to June period, the Fund's strong security selection within the corporate sector helped relative performance, as did the gradual move back into mortgages and reduction of corporates given fears of large issuance in the sector. In the final few months of the reporting period, the management team recognized the value in BBB-rated corporate securities given wide quality spreads.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year.

CHASE VISTA SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[Pie Chart]
Cash Equivalents & Short-Term Paper     (1.9%)
U.S. Treasury Securities               (38.2%)
Asset Backed Securities                (20.2%)
Corporate Notes & Bonds                (17.8%)
U.S. Government Agency Obligations     (17.4%)
Residential Mortgage Backed Securities  (2.5%)
Commercial Mortgage Backed Securities   (2.0%)
[End Pie Chart]

Average Annual Total Returns+

                                                           Since
                                                         Inception
                          1 Year       5 Years          (11/30/90)
-------------------------------------------------------------------
 Class A Shares
  Without Sales Charge     2.64%        5.44%              5.43%
  With Sales Charge*       1.10%        5.12%              5.25%
-------------------------------------------------------------------
 Class I Shares            2.97%        5.73%              5.60%
-------------------------------------------------------------------
 Class M Shares
  Without Sales Charge     2.64%        5.44%              5.33%
  With Sales Charge**      1.10%        5.13%              5.26%
-------------------------------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A shares is 1.50%.
** Sales charge on Class M shares is 1.50%.

+ The Fund commenced operations on 11/30/90. Class A Shares and Class M Shares were introduced on 5/6/96 and 7/1/99, respectively. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the M Shares.

CHASE VISTA SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)

Life of Fund Performance (11/30/90 to 10/31/99)

[BEGIN LINE CHART]

Chase Vista Short-Term Bond Fund                        $16,328
Lehman 1-3 Year Government Bond Index                   $17,458
Lipper Short-Term Investment Grade Debt Funds Average   $16,627


1990     10000    10000    10000
1991     10783    11016    11019
1992     11468    11912    11804
1993     12012    12601    12545
1994     12297    12747    12636
1995     13205    13872    13637
1996     14010    14703    14379
1997     14882    15655    15250
1998     15781    16851    16154
1999     16328    17458    16627

[END LINE CHART]


Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Short-Term Bond Fund, the Lipper Short Investment Grade Debt Funds Average and the Lehman 1-3 year Government Bond Index from November 30, 1990 to October 31, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 97 actively managed short-term investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year Government Bond Index is composed of bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

-------------------------------------------------------------------------------

CHASE VISTA STRATEGIC INCOME FUND
As of October 31, 1999 (Unaudited)

How the Fund Performed

Chase Vista Strategic Income Fund commenced operations on November 30, 1998. For the January, 1999 through October 1999 period, the Fund provided shareholders with a total return of 4.09% (Class A shares, without sales charges). During the same ten-month period, its Lipper Multi-Sector Income Funds peer group average total return was 0.57% and -0.33% for Lehman Aggregate Bond Index.

How the Fund Was Managed

Typically, the Fund seeks a high level of current income through investment in three major fixed income sectors: U.S. investment grade bonds, including U.S. Treasury and agency, corporate, mortgage- and asset-backed securities; U.S. high yield bonds, and; foreign investment grade and emerging market bonds.

The Fund began operations in an environment in which U.S. high yield bonds and emerging market bonds were trading at historically-high yields relative to U.S. Treasuries. In the management team's view, these wide spreads were in large part due to the continuing effects of financial turmoil that began with the Asian crisis in 1997 as well as general concern about the global economy. Expecting that these spreads would narrow as the global economy recovered, the management team decided to overweight these sectors. When global growth arrived and spreads did indeed narrow, the Fund was able to achieve strong gains, and by early May exposure to these sectors was reduced closer to neutral.

Subsequently, the Fund again increased its allocation to U.S. high yield securities because they have traditionally performed relatively well in rising rate environments. The Fund also focused its entire foreign allocation on emerging market bonds. Both of these moves generated high levels of income for the remainder of the reporting year, and this income offset the negative impact of rising interest rates on the portfolio.

Where the Fund May Be Headed

With continued improvements in the global economy and the negative effects strong growth could have on the bond market in the United States, the Fund continues to focus on sectors such as emerging markets and U.S. high yield which offer attractive coupon payments. Additionally, in the case of emerging market and U.S. corporate bonds, the expectation that spreads relative to Treasuries will continue to tighten means that the management team remains on the lookout for the best opportunities in these sectors. The management team remains cognizant that Y2K and events in major markets could have an impact on emerging market issues, and therefore remains vigilant in which individual securities the Fund holds as well as its overall risk profile.

CHASE VISTA STRATEGIC INCOME FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[Pie Chart]
Commercial Mortgage Backed Securities     (1.3%)
Asset Backed Securities                   (1.1%)
Convertible Corporate Notes & Bonds       (0.4%)
Corporate Notes & Bonds                  (44.5%)
Foreign Government Securities            (15.2%)
Residential Mortgage Backed Securities   (12.6%)
Cash-Equivalent & Short-Term Paper       (11.1%)
U.S. Treasury Securities                 (10.8%)
U.S. Government Agency Obligations        (3.0%)
[End Pie Chart]

Average Annual Total Returns+


                                 Since
                               Inception
                               (11/30/98)
------------------------------------------
 Class A Shares
  Without Sales Charge            3.23%
  With Sales Charge*             -1.42%
------------------------------------------
 Class B Shares
  Without CDSC                    3.13%
  With CDSC**                    -1.66%
------------------------------------------
 Class C Shares
  Without CDSC                    3.12%
  With CDSC***                    2.17%
------------------------------------------
 Class I Shares                   3.29%
------------------------------------------
 Class M Shares
  Without Sales Charge            3.14%
  With Sales Charge****           0.05%
------------------------------------------

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

*** Assumes 1% CDSC for the period since inception.

**** Sales charge on Class M is 3.0%.

+ The Fund commenced operations on 11/30/98. Class A, B, C and I Shares were introduced on 11/30/98. Class M Shares were introduced on 10/28/99. The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the M Shares.

CHASE VISTA U.S. TREASURY INCOME FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
Amount      Issuer                                                  Value
-------------------------------------------------------------------------------
Long-Term Investments -- 98.1%
-------------------------------------------------------------------------------
            U.S. Treasury Securities -- 86.5%
            ---------------------------------
            U.S. Treasury Notes and Bonds,
 $ 1,000     5.25%, 02/15/29                                       $   864
   5,000     5.63%, 05/15/08                                         4,824
   3,000     6.25%, 02/28/02                                         3,026
   6,500     6.38%, 08/15/27                                         6,478
   3,000     6.50%, 05/31/02                                         3,044
  10,000     7.50%, 02/15/05                                        10,627
   5,000     7.75%, 01/31/00 @                                       5,030
  11,400     7.88%, 08/15/01                                        11,790
  12,200     8.50%, 02/15/20                                        14,905
   3,500     10.75%, 08/15/05                                        4,265
   8,000     11.75%, 02/15/01                                        8,582
            -------------------------------------------------------------------
            Total U.S. Treasury Securities                          73,435
            (Cost $77,097)
            -------------------------------------------------------------------

            Residential Mortgage Backed Securities -- 11.6%
            -----------------------------------------------
            Government National Mortgage Association,
   4,967     Pool 478716, 8.00%, 09/15/29                            5,074
   4,995     Pool 487526, 6.50%, 06/15/29                            4,773
            -------------------------------------------------------------------
            Total Residential Mortgage Backed Securities             9,847
            (Cost $9,853)
-------------------------------------------------------------------------------
            Total Long-Term Investments                             83,282
            (Cost $86,950)
-------------------------------------------------------------------------------
Short-Term Investments -- 0.5%
-------------------------------------------------------------------------------
            U.S. Government Agency Obligations -- 0.4%
            ------------------------------------------
     400    Student Loan Marketing Association, Discount Note,
             5.16%, 11/01/99                                            400
            (Cost $400)

            U.S. Treasury Security -- 0.1%
            ------------------------------
     100    U.S. Treasury Bill, @, 4.85%, 03/16/00                      98
            (Cost $98)
-------------------------------------------------------------------------------
            Total Short-Term Investments                               498
            (Cost $498)
-------------------------------------------------------------------------------
            Total Investments -- 98.6%                             $83,780
            (Cost $87,448)
-------------------------------------------------------------------------------

Long Futures Outstanding
------------------------
  Number                                     Original     Notional
   of                         Expiration     Notional     Value at     Unrealized
Contracts    Description         Date         Value      10/31/1999    Appreciation
-----------------------------------------------------------------------------------
   20        5 Year U.S.
             Treasury Notes   December 1999    $2,158      $2,159          $1

                       See notes to financial statements.

--------------------------------------------------------------------------------

CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
Amount     Issuer                                                    Value
-------------------------------------------------------------------------------
Long-Term Investments -- 95.8%
-------------------------------------------------------------------------------
           U.S. Treasury Securities -- 29.6%
           ---------------------------------
           U.S. Treasury Notes and Bonds,
 $4,500     6.25%, 08/15/23                                         $ 4,404
  4,500     6.38%, 03/31/01                                           4,537
  5,200     8.75%, 05/15/17                                           6,411
           --------------------------------------------------------------------
           Total U.S. Treasury Securities                            15,352
           (Cost $15,473)
           --------------------------------------------------------------------

           U.S. Government Agency Obligations -- 10.0%
           -------------------------------------------
           Federal National Mortgage Association,
  2,000     5.75%, 04/15/03                                           1,964
  3,200     6.50%, 08/15/04                                           3,205
           --------------------------------------------------------------------
           Total U.S. Government Agency Obligations                   5,169
           (Cost $5,210)
           --------------------------------------------------------------------

           Residential Mortgage Backed Securities -- 56.2%
           -----------------------------------------------
           Mortgage Backed Pass-Through Securities -- 47.7%
  3,514    Federal Home Loan Mortgage Corp., Gold Pool G00738,
           8.00%, 07/01/27                                            3,586
           Federal National Mortgage Association,
  1,900     Pool 313720, 7.50%, 09/01/12                              1,925
  4,006     Pool 323633, 7.00%, 03/01/29                              3,934
  2,581     Pool 323788, 6.50%, 06/01/14                              2,531
  3,996     Pool 506654, 6.50%, 09/01/29                              3,828
  2,600     Pool 513504, 8.00%, 09/01/29                              2,649
           Government National Mortgage Association,
  4,399     Pool 493673, 6.50%, 12/15/28                              4,204
  2,097     Pool 512996, 7.50%, 07/15/29                              2,102
                                                                    ---------
                                                                     24,759
           Collateralized Mortgage Obligations -- 8.5%
  1,260    Federal National Mortgage Association, Ser. 1993-250,
           Class A, 6.15%, 09/25/16                                   1,253
           Federal Home Loan Mortgage Corp.,
  1,300     Ser. 2035, Class PH, 6.15%, 08/15/18                      1,289
  2,000     Ser. 2124, Class GD, 5.50%, 05/15/11                      1,880
                                                                    ---------
                                                                      4,422
                                                                    ---------
           Total Residential Mortgage Backed Securities              29,181
           (Cost $29,412)
-------------------------------------------------------------------------------
           Total Long-Term Investments                               49,702
           (Cost $50,095)
-------------------------------------------------------------------------------
Short-Term Investments -- 3.8%
-------------------------------------------------------------------------------
           Repurchase Agreements -- 3.8%
           -----------------------------
  1,975    Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
           (Dated 10/29/99, Proceeds $1,976, Secured by FNMA,
           $1,962, 5.00%, due 07/18/27; Market Value $2,015)          1,975
           (Cost $1,975)
-------------------------------------------------------------------------------
           Total Investments -- 99.6%                               $51,677
           (Cost $52,070)
-------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

CHASE VISTA BOND FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)      Issuer                                                      Value
-------------------------------------------------------------------------------
Long-Term Investments -- 97.3%
-------------------------------------------------------------------------------
             U.S. Treasury Securities -- 16.6%
             ---------------------------------
             U.S. Treasury Notes and Bonds,
  $1,200      5.50%, 08/15/28 -                                         $1,067
     750      5.75%, 06/30/01                                              749
   3,000      6.38%, 08/15/02 @                                          3,037
     750      6.88%, 05/15/06                                              778
   4,000      8.13%, 08/15/19 -                                          4,711
             -----------------------------------------------------------------
             Total U.S. Treasury Securities                             10,342
             (Cost $10,453)
             -----------------------------------------------------------------
             U.S. Government Agency Obligations -- 4.7%
             ------------------------------------------
   1,500     Federal Home Loan Bank, 5.13%, 02/26/02 -                   1,465
   1,500     Federal National Mortgage Association, 6.00%, 05/15/08      1,430
             -----------------------------------------------------------------
             Total U.S. Government Agency Obligations                    2,895
             (Cost $2,904)
             -----------------------------------------------------------------

             Corporate Notes & Bonds -- 27.6%
             --------------------------------
             Automotive -- 3.6%
   1,500     Ford Motor Credit Co., 6.70%, 07/16/04 -                    1,487
     750     TRW Inc., #, 6.45%, 06/15/01 -                                746
                                                                       ----------
                                                                         2,233
             Banking -- 3.5%
     500     Hartford Financial Services Group, 6.38%, 11/01/08 -          468
             Korea Development Bank (South Korea),
     500      6.50%, 11/15/02                                              480
     650      7.13%, 09/17/01 -                                            645
     675     U.S. Bank NA, 5.70%, 12/15/08 -                               607
                                                                       ----------
                                                                         2,200
             Business Services -- 1.2%
     750     Comdisco Inc., 7.25%, 09/01/02                                747

             Diversified -- 3.8%
     500     Tenneco Inc., 7.50%, 04/15/07                                 491
     750     Textron Inc., 6.38%, 07/15/04 -                               734
             Tyco International Group SA (Luxemburg),
     500      5.88%, 11/01/04 -                                            471
     650      6.13%, 06/15/01 -                                            642
                                                                       ----------
                                                                         2,338
             Entertainment/Leisure -- 0.6%
     425     USA Networks, Inc., 6.75%, 11/15/05                           403

             Financial Services -- 1.2%
     750     Lehman Brothers Holdings Inc., MTN, 6.38%, 03/15/01 -         747
             Food/Beverage Products -- 1.2%
     750     Coca-Cola Enterprises, 7.13%, 09/30/09 -                      748

             Insurance -- 1.4%
     900     Conseco Inc., 8.50%, 10/15/02                                 902

             Oil & Gas -- 2.2%
   1,350     Amerada Hess Corp., 7.88%, 10/01/29                         1,343

                       See notes to financial statements.

CHASE VISTA BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                                     Value
--------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------
             Retailing -- 2.0%
  $  750     Federated Department Stores, 10.00%, 02/15/01 -           $  779
     500     Kroger Co., 6.38%, 03/01/08 -                                462
                                                                      ---------
                                                                        1,241
             Telecommunications -- 5.0%
   1,200     AT&T Canada, Inc., #, 7.65%, 09/15/06 -                    1,218
     650     AT&T Capital Corp., MTN, 6.25%, 05/15/01 -                   644
             Sprint Capital Corp.,
     800      6.13%, 11/15/08 -                                           742
     500      6.38%, 05/01/09 -                                           470
                                                                      ---------
                                                                        3,074
             Utilities -- 1.9%
     500     National Rural Utilities Cooperative Finance Corp.,
             5.50%, 01/15/05 -                                            470
     750     TXU Eastern Funding (United Kingdom), #, 6.15%,
             05/15/02                                                     739
                                                                      ---------
                                                                        1,209
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                             17,185
             (Cost $17,407)
             -------------------------------------------------------------------

             Residential Mortgage Backed Securities -- 36.0%
             -----------------------------------------------
             Mortgage Backed Pass-Through Securities -- 34.5%
             Federal Home Loan Mortgage Corp.,
     399      Gold Pool N98213, 5.50%, 02/01/06                           379
     941      Gold Pool N98214, 5.50%, 02/01/06                           895
             Federal National Mortgage Association,
   3,327      Pool 252093, 6.50%, 11/01/28                              3,188
   1,204      Pool 252339, 6.00%, 03/01/29                              1,122
     241      Pool 252435, 6.00%, 05/01/14                                232
     423      Pool 303784, 7.00%, 03/01/11                                422
   1,000      Pool 313419, 8.50%, 12/01/26                              1,036
   3,684      Pool 323633, 7.00%, 03/01/29                              3,617
   2,449      Pool 323645, 7.50%, 04/01/29                              2,455
     622      Pool 323688, 7.50%, 03/01/29                                623
   1,752      Pool 323714, 7.00%, 04/01/14                              1,749
   1,214      Pool 484753, 6.50%, 03/01/29                              1,163
   2,750      TBA, 6.00%, 10/01/14                                      2,645
   2,000     Government National Mortgage Association, TBA,
             7.00%, 12/01/29                                            1,962
                                                                      ---------
                                                                       21,488
             Collateralized Mortgage Obligation -- 1.5%
   1,000     Federal National Mortgage Association, Ser. 1999-17,
             Class PC, 6.00%, 12/25/22 -                                  963
             -------------------------------------------------------------------
             Total Residential Mortgage Backed Securities              22,451
             (Cost $22,948)
             -------------------------------------------------------------------

             Commercial Mortgage Backed Securities -- 5.2%
             ---------------------------------------------
             Bear Stearns Commercial Mortgage Securities,
   1,200      Ser. 1999-C1, Class A2, 6.02%, 02/14/09 -                 1,110
     989      Ser. 1999-WF2, Class A1, 6.80%, 09/15/08 -                  979
     500     GS Mortgage Securities Corp., Ser. 1997-GL, Class A2D,
              6.97%, 07/13/30                                             495

                       See notes to financial statements.

CHASE VISTA BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

 Principal
  Amount
   (USD)     Issuer                                                       Value
-----------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------
 $   650     Nationslink Funding Corp., Ser. 1999-SL, Class A2, 6.10%,
             12/10/01 -                                                   $   642
             ----------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities                    3,226
             (Cost $3,374)
             ----------------------------------------------------------------------
             Asset Backed Securities -- 7.2%
             -------------------------------
   1,250     Carco Auto Loan Master Trust, Ser. 1991-1, Class A2,
             5.78%, 03/15/04 -                                              1,236
   1,000     Ford Credit Auto Loan Master Trust, Ser. 1996-1,
             Class A, 5.50%, 02/15/03 -                                       991
   1,000     GE Capital Mortgage Services, Inc., Ser. 1999-HE3,
             Class A2, 7.00%, 08/25/13 -                                    1,000
     500     Nomura CBO, LTD, Ser. 1997-1, Class A2, #, 6.67%,
             05/15/09                                                         504
     750     Residential Asset Securities Corp., Ser. 1999-KS2,
             Class AI4, 6.80%, 10/25/23                                       748
             ----------------------------------------------------------------------
             Total Asset Backed Securities                                  4,479
             (Cost $4,505)
-----------------------------------------------------------------------------------
             Total Long-Term Investments                                   60,578
             (Cost $61,591)
-----------------------------------------------------------------------------------
Short-Term Investments -- 10.5%
-----------------------------------------------------------------------------------

             U.S. Treasury Security -- 0.3%
             ------------------------------
     200     U.S. Treasury Bill, @, 4.67%, 12/09/99                           199
             (Cost $199)

             Repurchase Agreement -- 10.2%
             -----------------------------
   6,355     Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
             (Dated 10/29/99, Proceeds $6,358, Secured by FHLMC,
             FNMA and GNMA, $6,842, 0.00% through 5.76%, due
             12/15/20 through 05/16/29; Market Value $6,486)                6,355
             (Cost $6,355)
-----------------------------------------------------------------------------------
             Total Short-Term Investments                                   6,554
             (Cost $6,554)
-----------------------------------------------------------------------------------
             Total Investments -- 107.8%                                  $67,132
             (Cost $68,145)
-----------------------------------------------------------------------------------

Long Futures Outstanding
-----------------------------------------------------------------------------------
 Number                                          Original   Notional
  of                              Expiration    Notional    Value at   Unrealized
Contracts     Description             Date        Value    10/31/1999  Depreciation
-----------------------------------------------------------------------------------
   25      U.S. Treasury Bonds   December 99     $2,849      $2,840        $(9)

                       See notes to financial statements.

--------------------------------------------------------------------------------

CHASE VISTA SHORT-TERM BOND FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)    Issuer                                                      Value
---------------------------------------------------------------------------------
Long-Term Investments -- 89.1%
---------------------------------------------------------------------------------
             U.S. Treasury Securities -- 34.8%
             ---------------------------------
             U.S. Treasury Notes and Bonds,
  $2,500      4.63%, 12/31/00                                           $2,471
   5,000      5.00%, 02/28/01                                            4,955
   3,500      5.00%, 04/30/01                                            3,463
   3,500      5.63%, 09/30/01                                            3,488
   2,000      5.75%, 06/30/01                                            1,998
   2,000      6.38%, 08/15/02                                            2,025
             --------------------------------------------------------------------
             Total U.S. Treasury Securities                             18,400
             (Cost $18,452)
             --------------------------------------------------------------------
             U.S. Government Agency Obligations -- 15.8%
             -------------------------------------------
             Federal Home Loan Bank,
   2,000      5.13%, 02/26/02                                            1,953
   3,500      5.50%, 08/13/01                                            3,457
   3,000     Federal National Mortgage Association, 5.75%, 04/15/03      2,947
             --------------------------------------------------------------------
             Total U.S. Government Agency Obligations                    8,357
             (Cost $8,407)
             --------------------------------------------------------------------
             Corporate Notes & Bonds -- 16.1%
             --------------------------------
             Automotive -- 1.9%
   1,000     TRW Inc., #, 6.45%, 06/15/01                                  995

             Business Services -- 1.3%
     750     Comdisco Inc., 5.95%, 04/30/02                                726

             Diversified -- 1.9%
   1,000     Tyco International Group SA (Luxemburg), 6.13%,
             06/15/01                                                      987

             Financial Services -- 1.9%
   1,000     Lehman Brothers Holdings, Inc., MTN, 6.38%, 03/15/01          996

             Insurance -- 1.4%
     750     Conseco Inc., MTN, 7.60%, 06/21/01                            743

             Oil & Gas -- 1.9%
   1,000     El Paso Energy Corp., #, 6.63%, 07/15/01                      995

             Retailing -- 3.8%
   1,000     Federated Department Stores, 10.00%, 02/15/01               1,039
   1,000     Kroger Co., #, 6.34%, 06/01/01                                988
                                                                       ---------
                                                                         2,027
             Telecommunications -- 1.0%
     550     AT&T Capital Corp., MTN, 6.25%, 05/15/01                      545

             Utilities -- 1.0%
     550     TXU Eastern Funding (United Kingdom), #, 6.15%,
             05/15/02                                                      542
----------------------------------------------------------------------------------
             Total Corporate Notes & Bonds                               8,556
             (Cost $8,616)
----------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SHORT-TERM BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)      Issuer                                                       Value
----------------------------------------------------------------------------------
Long-Term Investments -- Continued
----------------------------------------------------------------------------------
             Residential Mortgage Backed Securities -- 2.3%
             ----------------------------------------------
             Collateralized Mortgage Obligations -- 2.3%
  $1,212     Federal National Mortgage Association, Ser. 1993-250,
             Class A, 6.15%, 09/25/16                                   $ 1,205
             (Cost $1,204)

             Commercial Mortgage Backed Securities -- 1.8%
             ---------------------------------------------
     362     Credit Suisse First Boston Mortgage Securities Corp.,
             Ser. 1997-SPCE, Class A, 6.65%, 06/20/03                       361
     600     Nationslink Funding Corp., Ser. 1999-SL, Class A2, 6.10%,
             12/10/01                                                       593
             ---------------------------------------------------------------------
             Total Commercial Mortgage Backed Securities                    954
             (Cost $962)
             ---------------------------------------------------------------------

             Asset Backed Securities -- 18.3%
             --------------------------------
   1,500     Arcadia Automobile Receivables, Ser. 1997-B, Class A5,
             6.70%, 02/15/05                                              1,504
   1,500     Carco Auto Loan Master Trust, Ser. 1991-1, Class A2,
             5.78%, 03/15/04                                              1,483
   1,500     Citibank Credit Card Master Trust I, Ser. 1997-2, Class A,
             6.55%, 02/15/04                                              1,499
   1,000     EQCC Home Equity Loan Trust, Ser. 1999-3, Class A2F,
             6.89%, 07/25/13                                                992
   1,500     Ford Credit Auto Loan Masters Trust, Ser. 1996-1,
             Class A, 5.50%, 02/15/03                                     1,486
   1,000     GE Capital Mortgage Services, Inc., Ser. 1999-HE3,
             Class A2, 7.00%, 09/25/13                                    1,000
   1,000     Lehman Home Equity Loan Trust, Ser. 1998-2, Class M2,
             FRN, 6.01%, 04/25/28                                           996
     750     Residential Asset Securities Corp., Ser. 1999-KS2,
             Class AI4, 6.80%, 10/25/23                                     748
             ---------------------------------------------------------------------
             Total Asset Backed Securities                                9,708
             (Cost $9,776)
----------------------------------------------------------------------------------
             Total Long-Term Investments                                 47,180
             (Cost $47,417)
----------------------------------------------------------------------------------
Short-Term Investments -- 1.7%
----------------------------------------------------------------------------------
            U.S. Treasury Security -- 0.4%
            ------------------------------
    200     U.S. Treasury Bill, 4.67%, 12/09/99                             199
            (Cost $199)

            Repurchase Agreement -- 1.3%
            ----------------------------------------------------------------------
    710     Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
            (Dated 10/29/99, Proceeds $710, Secured by FHLMC,
            $743, 5.76%, due 05/15/29; Market Value $727)                   710
            (Cost $710)
----------------------------------------------------------------------------------
            Total Short-Term Investments                                    909
            (Cost $909)
----------------------------------------------------------------------------------
            Total Investments -- 90.8%                                  $48,089
            (Cost $48,326)
----------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
  Amount
   (USD)    Issuer                                                       Value
-------------------------------------------------------------------------------
Long-Term Investments -- 47.9%
-------------------------------------------------------------------------------
            U.S. Treasury Securities -- 5.8%
            --------------------------------
            U.S. Treasury Notes and Bonds,
  $ 300      4.75%, 11/15/08 -                                          $ 272
    175      4.88%, 03/31/01 -                                            173
    150      5.00%, 04/30/01                                              148
    350      5.25%, 05/31/01 -                                            347
    125      5.25%, 05/15/04 -                                            121
    100      5.25%, 11/15/28 -                                             86
     75      5.50%, 08/15/28 -                                             67
    170      6.00%, 08/15/09 -                                            170
     50      8.13%, 08/15/19 -                                             59
            -------------------------------------------------------------------
            Total U.S. Treasury Securities                              1,443
            (Cost $1,456)
            -------------------------------------------------------------------

            U.S. Government Agency Obligations -- 1.6%
            ------------------------------------------
    400     Federal National Mortgage Association, 6.50%, 08/15/04        401
            (Cost $401)

            Foreign Government Securities -- 8.2%
            -------------------------------------
    125     Bulgaria Government (Interest Arrears Bond), (Bulgaria),
            FRB, 6.50%, 07/28/11                                           95
            Federal Republic of Brazil, (Brazil),
    100      14.50%, 10/15/09                                             103
    179      C Bonds, PIK, 8.00%, 04/15/14                                120
    114     Kingdom of Morocco Consolidated Loan, Tranche A,
            (Morocco), FRB, 5.78%, 01/01/09                                99
   381EU    Netherlands Government, (Netherlands), 5.75%,
            09/15/02                                                      435
            Republic of Argentina, (Argentina),
    114      FRB, PDI, 6.81%, 03/31/05                                    101
    100      11.25%, 05/24/04                                              97
    250     Republic of Colombia, (Colombia), FRB, 12.47%,
            08/13/05                                                      234
    320     Republic of Panama, (Panama), IRB, SUB, 4.00%,
            07/17/14                                                      239
            Republic of Peru, (Peru),
    250      Discount Bond, FRB, 6.00%, 03/08/27                          157
    140      PDI, SUB, 4.50%, 03/07/17                                     88
    300     United Mexican States, (Mexico), Discount Bond, FRB,
            5.88%, 12/31/19                                               263
            -------------------------------------------------------------------
            Total Foreign Government Securities                         2,031
            (Cost $2,008)
            -------------------------------------------------------------------
            Corporate Notes & Bonds -- 24.0%
            --------------------------------
            Automotive -- 1.1%
    100     Ford Motor Co., 7.45%, 07/16/31 -                              98
     50     Ford Motor Credit Co., 6.70%, 07/16/04 -                       50
    100     General Motors Acceptance Corp., 5.50%, 01/14/02 -             98
     30     Lear Corp., #, 8.11%, 05/15/09                                 29
                                                                        -------
                                                                          275
            Banking -- 0.5%
     95     Banco Nacional Com Ext, (Mexico), 7.25%, 02/02/04              87
     25     Sovereign Bancorp, 6.63%, 03/15/01 -                           24
     25     US Bank NA, 5.70%, 12/15/08 -                                  22
                                                                        -------
                                                                          133

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)    Issuer                                                    Value
-------------------------------------------------------------------------------
Long-Term Investments -- Continued
-------------------------------------------------------------------------------
           Business Services -- 0.1%
  $ 25     Comdisco, Inc., 5.95%, 04/30/02 -                        $  24

           Chemicals -- 0.6%
           Lyondell Chemical Co.,
    25      Ser. A, #, 9.63%, 05/01/07                                 25
    50      Ser. B, #, 9.88%, 05/01/07                                 49
   100     Pioneer Americas Acquisition Corp., Ser. B, 9.25%,
           06/15/07                                                    78
                                                                    -------
                                                                      152
           Computers/Computer Hardware -- 0.3%
    75     Intersil Corp., #, 13.25%, 08/15/09                         80
           Consumer Products/Services -- 2.2%
   200     Drypers Corp., Ser. B, 10.25%, 06/15/07                    162
   250     Sampoerna International Finance Co., #, (Indonesia),
           8.38%, 06/15/06                                            183
   125     Scotts Co., #, 8.63%, 01/15/09                             118
   100     WestPoint Stevens, Inc., 7.88%, 06/15/05                    93
                                                                    -------
                                                                      556
           Diversified -- 0.9%
    80     Gentek, Inc., #, 11.00%, 08/01/09                           80
    25     SCG Holding & Semiconductor Co., #, 12.00%, 08/01/09        26
   100     Textron, Inc., 6.38%, 07/15/04 -                            98
    25     Tyco International Group, SA (Luxemburg), 6.88%,
           01/15/29 -                                                  22
                                                                    -------
                                                                      226
           Electronics/Electrical Equipment -- 0.2%
    40     Fisher Scientific International, 9.00%, 02/01/08            38

           Energy -- 0.1%
    50     Empire Gas Corp., 12.88%, 07/15/04                          32

           Entertainment/Leisure -- 1.3%
    10     Ameristar Casinos, Inc., Ser. B, 10.50%, 08/01/04           10
    90     Harrahs Operating Co., Inc., 7.88%, 12/15/05                86
    30     Hollywood Casino Shreveport, #, 13.00%, 08/01/06            31
    30     International Game Technology, 8.38%, 05/15/09              29
   100     Mohegan Tribal Gaming Authority, 8.13%, 01/01/06            96
    40     Premier Parks, Inc., 9.75%, 06/15/07                        39
    25     SFX Entertainment, Inc., Ser. B, 9.13%, 02/01/08            23
                                                                    -------
                                                                      314
           Environmental Services -- 0.5%
           Allied Waste North America, Inc.,
    25      7.63%, 01/01/06                                            22
    15      7.88%, 01/01/09                                            13
    25     Safety-Kleen Corp., 9.25%, 05/15/09                         24
    80     Waste Management, 7.00%, 10/01/04                           68
                                                                    -------
                                                                      127
           Financial Services -- 0.6%
   120     Banco Nac De Desen Econo, (Brazil), FRN, 13.64%,
           06/16/08                                                   104
    25     Goldman Sachs Group, 6.65%, 05/15/09                        24
    25     Lehman Brothers Holdings, Inc., 6.63%, 04/01/04 -           24
                                                                    -------
                                                                      152

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)     Issuer                                                       Value
-------------------------------------------------------------------------------
Long-Term Investments -- Continued
-------------------------------------------------------------------------------
            Health Care/Health Care Services -- 1.3%
 $   80     Iasis Healthcare Corp., #, 13.00%, 10/15/09                $ 80
     90     Triad Hospitals Holdings, Inc., #, 11.00%, 05/15/09          88
    100     UNILAB Corp., #, 11.00%, 04/01/06                           109
     40     UNILAB Finance Corp., #, 12.75%, 10/01/09                    40
                                                                      -------
                                                                        317
            Hotels & Other Lodging -- 0.1%
     15     Extended Stay America, Inc., 9.15%, 03/15/08                 14

            Industrial Components -- 0.1%
     25     Conoco, Inc., 5.90%, 04/15/04 -                              24

            Insurance -- 0.4%
    100     Conseco, Inc., 8.50%, 10/15/02                              100

            Machinery & Engineering Equipment -- 0.1%
     20     International Knife & Saw, Inc., #, 11.38%, 11/15/06         15

            Manufacturing -- 0.4%
     65     J.B. Poindexter & Co., 12.50%, 05/15/04                      61
     50     Transdigm, Inc., 10.38%, 12/01/08                            46
                                                                      -------
                                                                        107
            Metals/Mining -- 0.4%
    100     Kaiser Aluminum & Chemical Corp., 12.75%, 02/01/03          100

            Multi-Media -- 0.8%
     60     Charter Communications Holdings, LLC, 8.63%, 04/01/09        56
    100     Jones Intercable, Inc., 7.63%, 04/15/08 -                   100
     15     Spanish Broadcasting System, 9.63%, 11/01/09                 15
     25     USA Networks, Inc., 6.75%, 11/15/05                          24
                                                                     --------
                                                                        195
            Oil & Gas -- 2.4%
    200     Amoco Canada, (Canada), 7.25%, 12/01/02                     203
    100     Canadian Forest Oil LTD., (Canada), 8.75%, 09/15/07          95
     40     Newpark Resources, Inc. Ser. B, 8.63%, 12/15/07              37
    100     Occidental Petroleum Corp., 7.38%, 11/15/08 -                99
     80     Ocean Energy, Inc., 10.38%, 10/15/05                         84
     65     Pool Energy Services, Co., Ser. B, 8.63%, 04/01/08           67
     20     Vintage Petroleum, Inc., 9.75%, 06/30/09                     20
                                                                     --------
                                                                        605
            Packaging -- 0.6%
    150     Ball Corp., 8.25%, 08/01/08 -                               145

            Paper/Forest Products -- 0.2%
     50     Buckeye Technologies, Inc., 8.00%, 10/15/10                  46

            Restaurants/Food Services -- 0.9%
    100     DGS International Finance Co., BV, (Netherlands),
            10.00%, 06/01/07                                             69
     50     NE Restaurant Co., Inc., 10.75%, 07/15/08                    46
    100     Sbarro, Inc., #, 11.00%, 09/15/09                            98
                                                                     --------
                                                                        213
            Retailing -- 0.7%
    120     J. Crew Group, SUB, 0.00%, 10/15/08                          56
    100     JH Heafner Co., Ser. D, 10.00%, 05/15/08                     92
     35     Stater Brothers Holdings, Inc., 10.75%, 08/15/06             36
                                                                     --------
                                                                        184

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
  Amount
  (USD)     Issuer                                                        Value
-------------------------------------------------------------------------------
Long-Term Investments -- Continued
-------------------------------------------------------------------------------
            Steel -- 0.3%
 $   50     AK Steel Corp., 9.13%, 12/15/06                           $  50
     20     Sheffield Steel Corp., Ser. B, 11.50%, 12/01/05              16
                                                                      -------
                                                                         66
            Telecommunications -- 6.2%
     70     Adelphia Business Solution, 12.00%, 11/01/07                 72
     35     Advanced Radio Telecom Corp., 14.00%, 02/15/07               29
    120     Airgate PCS, Inc., SUB, 0.00%, 10/01/09                      74
    100     AT&T Canada, Inc., (Canada), #, 7.65%, 09/15/06 -           102
    100     AT&T Corp., 5.63%, 03/15/04 -                                96
     75     BTI Telecom Corp., 10.50%, 09/15/07                          64
     30     Call-Net Enterprises, Inc., 9.38%, 05/15/09                  28
    100     Facilicom International, 10.50%, 01/15/08                    86
     10     Globenet Communications Group LTD, #, 13.00%,
            07/15/07                                                     10
     15     Insight Midwest / Insight Cap, #, 9.75%, 10/01/09            15
     75     Lucent Technologies, 6.45%, 03/15/29 -                       67
     75     Nextel Partners, Inc., SUB, 0.00%, 02/01/09                  47
     65     PageMart Nationwide, SUB, 0.00%, 02/01/05                    56
    155     PageMart Wireless, Inc., Class A, 0.00%, 02/01/08            46
    100     Primus Telecommunications Group, #, 12.75%, 10/15/09         99
     50     Sprint Capital Corp., 6.38%, 05/01/09 -                      47
    100     Startec Global Communications Corp., 12.00%, 05/15/08        81
     10     Telecorp PCS, Inc., #, SUB, 0.00%, 04/15/09                   6
    275     TPSA Finance BV, (Netherlands), #, 7.75%, 12/10/08          261
     20     Triton PCS, Inc., SUB, 0.00%, 05/01/08                       14
    115     US Unwired, Inc., SUB, #, 0.00%, 11/01/09                    61
     10     Williams Communications Group, Inc., 10.88%, 10/01/09        10
     80     Winstar Communications, Inc., 14.50%, 10/15/05              106
     50     Winstar Equipment Corp., 12.50%, 03/15/04                    52
                                                                      -------
                                                                      1,529
            Transportation -- 0.3%
     75     International Shipholding Corp., 7.75%, 10/15/07             68
            Utilities -- 0.4%
     45     Calpine Corp., 7.75%, 04/15/09                               42
     25     National Rural Utilities Cooperative Finance Corp.,
            5.50%, 01/15/05 -                                            23
     25     TXU Eastern Funding, (United Kingdom), #, 6.45%,
            05/15/05 -                                                   25
                                                                      -------
                                                                         90
                                                                      -------
            Total Corporate Bonds and Notes                           5,927
            (Cost $6,047)
--------------------------------------------------------------------------------
            Convertible Corporate Notes & Bonds -- 0.2%
--------------------------------------------------------------------------------
            Computers/Computer Hardware --
    150     Network Associates, Inc., 0.00%, 02/13/18                    49
            (Cost $50)

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
  Amount
  (USD)     Issuer                                                         Value
-------------------------------------------------------------------------------
Long-Term Investments -- Continued
-------------------------------------------------------------------------------
          Residential Mortgage Backed Securities -- 6.8%
          ----------------------------------------------
          Mortgage Backed Pass-Through Securities -- 6.8%
          Federal National Mortgage Association,
 $128      Pool 252254, 6.00%, 02/01/29                                 $ 120
   49      Pool 252567, 6.50%, 07/01/14                                    48
   51      Pool 252568, 7.50%, 06/01/29                                    50
   24      Pool 313720, 7.50%, 09/01/12 -                                  24
   41      Pool 323633, 7.00%, 03/01/29                                    41
   36      Pool 323714, 7.00%, 04/01/14                                    36
   11      Pool 413585, 8.00%, 02/01/28                                    11
   73      Pool 484753, 6.50%, 03/01/29                                    70
   73      Pool 487068, 7.50%, 03/01/29                                    73
   72      Pool 488518, 6.50%, 05/01/14                                    70
   34      Pool 493748, 6.00%, 05/01/14                                    33
   50      Pool 503097, 6.50%, 06/01/29                                    48
   99      Pool 503599, 6.50%, 06/01/29                                    95
  100      TBA, 6.00%, 10/01/14                                            96
  100      TBA, 6.00%, 11/15/29                                            93
  150      TBA, 6.50%, 10/01/29                                           144
  150      TBA, 7.00%, 11/15/29                                           147
  150      TBA, 8.00%, 11/12/29                                           153
          Government National Mortgage Association,
   72      Pool 472800, 6.50%, 05/15/29                                    69
   60      Pool 492730, 6.50%, 05/15/29                                    57
  100      Pool 492738, 7.00%, 06/15/29                                    98
  100      Pool 509941, 7.00%, 06/15/29                                    97
          ---------------------------------------------------------------------
          Total Residential Mortgage Backed Securities                  1,673
          (Cost $1,685)
          ---------------------------------------------------------------------
          Commercial Mortgage Backed Securities -- 0.7%
          ---------------------------------------------
   49     Bear Stearns Commercial Mortgage Securities, Inc.,
          Ser. 1999-WF2, Class A1, 6.80%, 09/15/08 -                       49
   25     GS Mortgage Securities Corp. II, Ser. 1997-GL, Class A2D,
          6.97%, 07/13/30 -                                                25
  100     Nationslink Funding Corp., Ser. 1999-SL, Class A3, 6.30%,
          12/10/02 -                                                       98
          ---------------------------------------------------------------------
          Total Commercial Mortgage Backed Securities                     172
          (Cost $176)
          ---------------------------------------------------------------------
          Asset Backed Securities -- 0.6%
          -------------------------------
   25     American Express Credit Account Master Trust,
          Ser. 1997-1, Class A, 6.40%, 04/15/05 -                          25
          Citibank Credit Card Master Trust I
   25     Ser. 1997-2, Class A, 6.55%, 02/15/04 -                          25
   50     Ser. 1998-3, Class A, 5.80%, 02/07/05 -                          49
   50     Discover Card Master Trust I, Ser. 1998-2, Class A, 5.80%,
          09/16/03 -                                                       49
          ---------------------------------------------------------------------
          Total Asset Backed Backed Securities                            148
          (Cost $151)
          ---------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)


Shares        Issuer                                                      Value
-----------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------
              Warrants -- 0.0%
              ----------------
        1     Startec Global Communications Corp., expires 05/15/08,     $    --
              (Cost $0)
-----------------------------------------------------------------------------------
              Total Long-Term Investments                                 11,844
              (Cost $11,974)
-----------------------------------------------------------------------------------
Short-Term Investments -- 5.9%
-----------------------------------------------------------------------------------
Principal
 Amount
 (USD)
              Foreign Sovereign Obligation -- 0.5%
              ------------------------------------
   64,418     Turkish Lira Structured Note, (principal in Turkish
              Lira, in millions), 63.00%, 01/20/00                           125
     (USD)    (Cost $134)

              U.S. Government Agency Obligation -- 2.7%
              -----------------------------------------
 $    684     Federal Farm Credit Bank, 5.16%, 11/01/99 -                    684
              (Cost $684)

              Time Deposit -- 1.0%
              --------------------
      236     Westdeutsche Landesbank, 5.19%, 11/01/99                       236
              (Cost $236)

              Commercial Paper -- 1.7%
              ------------------------
      183     American Express Credit Corp., 5.22%, 11/01/99                 183
      150     Bell Atlantic Network Funding Corp., 5.30%, 11/08/99           150
      100     Ford Motor Credit Co., 5.25%, 11/04/99                         100
              ---------------------------------------------------------------------
              Total Commercial Paper                                         433
              (Cost $433)
-----------------------------------------------------------------------------------
              Total Short-Term Investments                                 1,478
              (Cost $1,487)
-----------------------------------------------------------------------------------
              Total Investments -- 53.8%                                 $13,322
              (Cost $13,461)
-----------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999

Summary of Investments by Country, October 31, 1999

Country            % of Investment Securities
---------------------------------------------
United States                           75.9%
Netherlands                              5.7%
Canada                                   3.2%
Mexico                                   2.6%
Brazil                                   2.5%
Colombia                                 1.8%
Panama                                   1.8%
Peru                                     1.8%
Argentina                                1.5%
Indonesia                                1.4%
Bulgaria                                 0.7%
Morocco                                  0.7%
Luxemburg                                0.2%
United Kingdom                           0.2%
---------------------------------------------
Total                                  100.0%
---------------------------------------------

INDEX:
#     -- Security may only be sold to qualified institutional buyers.
-     -- All or a portion of this security is segregated for TBAs.
@     -- All or a portion of this security is segregated for futures.
CBO   -- Collateralized Bond Obligation.
EU    -- EURO denominated security.
FHLMC -- Federal Home Loan Mortgage Corporation.
FNMA  -- Federal National Mortgage Association.
FRB   -- Floating Rate Bond: The maturity shown is the final maturity date. The rate shown is the rate in effect at October 31, 1999.
FRN   -- Floating Rate Note: The maturity shown is the final maturity date. The rate shown is the rate in effect at October 31, 1999.
GNMA  -- Government National Mortgage Association.
IRB   -- Interest Reduction Bond.
MTN   -- Medium Term Note.
PDI   -- Past Due Interest Bond.
PIK   -- Payment-In-Kind Bond.
SUB   -- Step-Up Bond.
TBA   -- To be announced.

                       See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES October 31, 1999

(Amounts in Thousands, Except Per Share Amounts)

                                            U.S. Treasury   U.S. Government
                                                 Income         Securities           Bond
                                                  Fund             Fund              Fund
----------------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1)    $ 83,780        $ 51,677           $67,132
    Cash ......................................      46               1                 17
    Other assets ..............................       1              --                  1
    Receivables:
     Investment securities sold ...............      --              --                730
     Interest .................................   1,349             521                724
     Fund shares sold .........................      33              70                 23
     Variation margin for futures .............      10              --                 33
----------------------------------------------------------------------------------------------
      Total Assets ............................  85,219          52,269             68,660
----------------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased ..........      --              --              6,103
     Fund shares redeemed .....................      88             100                 72
     Dividends ................................      63             239                117
   Accrued liabilities: (Note 2)
    Investment advisory fees ..................      11              --                 --
    Administration fees .......................      11              --                  3
    Shareholder servicing fees ................      10              10                  5
    Distribution fees .........................      10              --                  7
    Custody fees ..............................      19              11                 22
    Other .....................................      79              47                 80
----------------------------------------------------------------------------------------------
      Total Liabilities .......................     291             407              6,409
----------------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ...........................  94,984          54,266             65,211
    Accumulated undistributed/
    (overdistributed) net investment
    income ....................................     (64)            (13)               (18)
    Accumulated net realized loss on
    investment and futures transactions .......  (6,325)         (1,998)            (1,920)
    Net unrealized depreciation of
    investments and futures contracts .........  (3,667)           (393)            (1,022)
----------------------------------------------------------------------------------------------
      Total Net Assets ........................ $84,928         $51,862            $62,251
----------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of
   shares authorized):
    Class A Shares ............................   6,447             262              3,454
    Class B Shares ............................   1,513              --                424
    Class I Shares ............................      --           5,110              2,241
   Net Asset Value:
    Class A Shares (and redemption price) ..... $ 10.67         $  9.67            $ 10.18
    Class B Shares* ........................... $ 10.67              --            $ 10.21
    Class I Shares (and redemption price) .....      --         $  9.65            $ 10.16
    Class A Maximum Public Offering Price
    Per Share (net asset value per share/
    95.5%) .................................... $ 11.17         $ 10.13            $ 10.66
----------------------------------------------------------------------------------------------
   Cost of investments ........................ $87,448         $52,070            $68,145
----------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1999
(Continued)

(Amounts in Thousands, Except Per Share Amounts)

                                                            Short-Term   Strategic
                                                              Bond        Income
                                                              Fund         Fund
-----------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ............. $ 48,089     $ 13,322
    Cash .................................................       1           30
    Receivables:
     Investment securities sold ..........................   4,535           --
     Interest ............................................     615          253
     Fund shares sold ....................................     116       12,001
     Open forward currency contracts .....................      --            2
     Expense reimbursement from Distributor ..............      --           47
-----------------------------------------------------------------------------------
      Total Assets .......................................  53,356       25,655
-----------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased .....................      --          737
     Fund shares redeemed ................................     229           --
     Dividends ...........................................      91          112
   Accrued liabilities: (Note 2)
    Shareholder servicing fees ...........................       3           --
    Distribution fees ....................................       5            2
    Custody fees .........................................      12           20
    Other ................................................      70           34
-----------------------------------------------------------------------------------
      Total Liabilities ..................................     410          905
-----------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ......................................  54,694       25,069
    Accumulated undistributed/(overdistributed) net
    investment income ....................................     (10)         (90)
    Accumulated net realized loss on investment and
    futures transactions .................................  (1,501)         (92)
    Net unrealized depreciation of investments,
    futures contracts and foreign currency translations       (237)        (137)
-----------------------------------------------------------------------------------
      Total Net Assets ................................... $52,946      $24,750
-----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($.001 par
   value; unlimited number of shares authorized):
    Class A Shares .......................................   2,241          326
    Class B Shares .......................................      --          554
    Class C Shares .......................................      --          363
    Class I Shares .......................................   2,776          108
    Class M Shares .......................................     307        1,229
   Net Asset Value:
    Class A Shares (and redemption price) ................ $  9.94      $  9.59
    Class B Shares* ......................................      --      $  9.59
    Class C Shares* ......................................      --      $  9.59
    Class I Shares (and redemption price) ................ $  9.95      $  9.59
    Class M Shares (and redemption price) ................ $  9.94      $  9.59
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/ 98.5% and 95.5%) ......... $ 10.09      $ 10.04
-----------------------------------------------------------------------------------
    Class M Maximum Public Offering Price Per Share
    (net asset value per share/98.5% and 97.0%) .......... $ 10.09      $  9.89
-----------------------------------------------------------------------------------
   Cost of investments ................................... $48,326      $13,461
-----------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS For the year ended October 31, 1999

(Amounts in Thousands)

                                         U.S. Treasury    U.S. Government
                                             Income          Securities            Bond
                                              Fund              Fund               Fund
--------------------------------------------------------------------------------------------
   INTEREST INCOME:                         $ 6,324           $  3,187            $  3,838
   EXPENSES: (Note 2)
    Investment advisory fees ..............     262                168                 191
    Administration fees ...................     132                 84                  95
    Shareholder servicing fees ............     221                140                 159
    Distribution fees .....................     302                  8                 128
    Custodian fees ........................      56                 57                  83
    Printing and postage ..................      27                 18                  23
    Professional fees .....................      36                 32                  36
    Registration expenses .................      30                 35                  51
    Transfer agent fees ...................     178                 37                  91
    Trustees' fees and expenses ...........       4                  3                   3
    Other .................................      --                 --                  12
--------------------------------------------------------------------------------------------
      Total expenses ......................   1,248                582                 872
--------------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) .........     438                268                 412
--------------------------------------------------------------------------------------------
     Net expenses .........................     810                314                 460
--------------------------------------------------------------------------------------------
      Net investment income ...............   5,514              2,873               3,378
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized loss on:
     Investments ..........................  (1,888)            (1,819)             (1,701)
     Futures transactions .................    (864)               (57)               (112)
    Change in net unrealized
    appreciation/depreciation of:
     Investments ..........................  (4,765)            (2,179)             (1,902)
     Futures contracts ....................    (216)                --                (118)
--------------------------------------------------------------------------------------------
    Net realized and unrealized loss on
    investments and futures ...............  (7,733)            (4,055)             (3,833)
--------------------------------------------------------------------------------------------
    Net decrease in net assets from
    operations ............................ $(2,219)          $ (1,182)           $   (455)
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended October 31, 1999
(Continued)

(Amounts in Thousands)

                                                         Short-Term        Strategic
                                                            Bond            Income
                                                            Fund             Fund*
---------------------------------------------------------------------------------------
   INTEREST INCOME:                                       $ 2,822           $ 522
---------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ..........................       132              30
    Administration fees ...............................        79               9
    Shareholder servicing fees ........................       132              15
    Distribution fees .................................        59              31
    Custodian fees ....................................        68              44
    Printing and postage ..............................        29              10
    Professional fees .................................        32              19
    Registration expenses .............................        30              17
    Transfer agent fees ...............................        55              50
    Trustees' fees and expenses .......................         3              --
    Other .............................................         3              10
--------------------------------------------------------------------------------------
      Total expenses ..................................       622             235
--------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) .....................       321              82
    Less expense reimbursements .......................        --             143
--------------------------------------------------------------------------------------
     Net expenses .....................................       301              10
--------------------------------------------------------------------------------------
      Net investment income ...........................     2,521             512
--------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
    Net realized gain (loss) on:
     Investments ......................................      (728)            (93)
     Futures transactions .............................        44              --
     Foreign currency transactions ....................        --             (15)
    Change in net unrealized appreciation/
    depreciation of:
     Investments ......................................      (345)           (139)
     Futures contracts and foreign currency
     transactions .....................................        (7)              2
--------------------------------------------------------------------------------------
    Net realized and unrealized loss on investments,
    futures and foreign currency transactions .........    (1,036)           (245)
--------------------------------------------------------------------------------------
    Net increase in net assets from
    operations ........................................   $ 1,485           $ 267
--------------------------------------------------------------------------------------

*Fund commenced operations 11/30/98.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(Amounts in Thousands)

                                                 U.S. Treasury            U.S. Government
                                                  Income Fund             Securities Fund
                                                  Year Ended                Year Ended
                                             10/31/99    10/31/98     10/31/99     10/31/98
---------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income .................  $  5,514    $  4,751      $  2,873     $  2,900
   Net realized gain (loss) on
   investments, futures and foreign
   currency transactions .................    (2,752)      2,301        (1,876)       1,183
   Change in net unrealized
   appreciation/depreciation of
   investments, futures contracts and
   foreign currency translations .........    (4,981)        584        (2,179)       1,216
---------------------------------------------------------------------------------------------
     Increase (decrease) in net
     assets from operations ..............    (2,219)      7,636        (1,182)       5,299
---------------------------------------------------------------------------------------------
  Net equalization credits ...............        --          --            --           --
---------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (Note 1)
   Net investment income .................    (5,515)     (4,780)       (2,874)      (2,876)
   Net realized gain on investment
   transactions ..........................        --          --          (714)          --
---------------------------------------------------------------------------------------------
     Total distributions to
     shareholders ........................    (5,515)     (4,780)       (3,588)      (2,876)
---------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from
  capital share transactions# ............    14,904     (20,834)         (570)        (346)
---------------------------------------------------------------------------------------------
     Total increase (decrease) in net
     assets ..............................     7,170     (17,978)       (5,340)       2,077
---------------------------------------------------------------------------------------------
  NET ASSETS:
   Beginning of period ...................    77,758      95,736        57,202       55,125
---------------------------------------------------------------------------------------------
   End of period .........................  $ 84,928    $ 77,758      $ 51,862     $ 57,202
---------------------------------------------------------------------------------------------

                                                                                                 Strategic
                                                                            Short-Term            Income
                                                   Bond Fund                 Bond Fund             Fund
                                                                                                 11/30/98*
                                                  Year Ended                Year Ended            Through
                                             10/31/99     10/31/98     10/31/99     10/31/98     10/31/99
-----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income .................  $  3,378     $  2,931     $  2,521     $  2,873     $    512
   Net realized gain (loss) on
   investments, futures and foreign
   currency transactions .................    (1,813)         883         (684)         134         (108)
   Change in net unrealized
   appreciation/depreciation of
   investments, futures contracts and
   foreign currency translations .........    (2,020)         484         (352)         (71)        (137)
-----------------------------------------------------------------------------------------------------------
     Increase (decrease) in net
     assets from operations ..............      (455)       4,298        1,485        2,936          267
-----------------------------------------------------------------------------------------------------------
  Net equalization credits ...............        --           --            8           --           77
-----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (Note 1)
   Net investment income .................    (3,383)      (2,886)      (2,538)      (2,766)        (587)
   Net realized gain on investment
   transactions ..........................      (933)        (652)          --           --           --
-----------------------------------------------------------------------------------------------------------
     Total distributions to
     shareholders ........................    (4,316)      (3,538)      (2,538)      (2,766)        (587)
-----------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from
  capital share transactions# ............     6,743       13,574        3,012        3,174       24,993
-----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net
     assets ..............................     1,972       14,334        1,967        3,344       24,750
-----------------------------------------------------------------------------------------------------------
  NET ASSETS:
   Beginning of period ...................    60,279       45,945       50,979       47,635           --
-----------------------------------------------------------------------------------------------------------
   End of period .........................  $ 62,251     $ 60,279     $ 52,946     $ 50,979     $ 24,750
-----------------------------------------------------------------------------------------------------------

* Commencement of operations.
# See detailed Capital Share Transactions.

                       See notes to financial statements.

CHASE VISTA FUNDS U.S. TREASURY INCOME FUND
Capital Share Transactions

U.S. TREASURY INCOME FUND
Capital Share Transactions
For the periods indicated

(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------
                                                                 Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------
                                                           Class A                    Class B
                                                     Amount        Shares      Amount        Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                         $ 57,807        5,213      $ 9,821         879
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions         3,974          361          710          64
-----------------------------------------------------------------------------------------------------
Shares redeemed                                      (49,804)      (4,533)      (7,604)       (691)
-----------------------------------------------------------------------------------------------------
Net increase in Trust shares outstanding            $ 11,977        1,041      $ 2,927         252
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                  Year Ended October 31, 1998
-----------------------------------------------------------------------------------------------------
                                                              Class A                   Class B
                                                        Amount        Shares        Amount   Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                            $ 28,639        2,512       $ 7,535    657
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions            3,181          279           481     42
-----------------------------------------------------------------------------------------------------
Shares redeemed                                         (56,341)      (4,944)       (4,329)   (380)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares outstanding    $(24,521)      (2,153)      $ 3,687     319
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS U.S. GOVERNMENT SECURITIES FUND
Capital Share Transactions

U.S. GOVERNMENT SECURITIES FUND
Capital Share Transactions
For the periods indicated
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------
                                                                Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------
                                                            Class A                 Class I
                                                     Amount        Shares     Amount        Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                          $ 2,243         217       $ 7,776        770
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions           207          20            59          6
-----------------------------------------------------------------------------------------------------
Shares redeemed                                       (2,940)       (290)       (7,915)      (801)
-----------------------------------------------------------------------------------------------------
Net decrease in Trust shares outstanding             $  (490)        (53)      $   (80)       (25)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                 Year Ended October 31, 1998
-----------------------------------------------------------------------------------------------------
                                                             Class A                  Class I
                                                       Amount        Shares     Amount        Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                            $ 2,028         197       $ 8,629        851
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions             114          11            75          7
-----------------------------------------------------------------------------------------------------
Shares redeemed                                         (1,214)       (119)       (9,978)      (984)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in Trust shares outstanding     $  928          89       $(1,274)      (126)
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS BOND FUND
Capital Share Transactions

BOND FUND
Capital Share Transactions
For the periods indicated
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------
                                                         Year Ended October 31, 1999
--------------------------------------------------------------------------------------------------------
                                        Class A                 Class B                   Class I
                                  Amount       Shares     Amount        Shares     Amount        Shares
--------------------------------------------------------------------------------------------------------
Shares sold                       $ 12,962     1,220      $ 2,853        270       $ 9,383         900
--------------------------------------------------------------------------------------------------------
Shares issued in reinvestment
of distributions                     1,147       109          248         23         1,341         128
--------------------------------------------------------------------------------------------------------
Shares redeemed                     (9,843)     (946)      (3,258)      (310)       (8,090)       (778)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
in Trust shares outstanding       $  4,266       383      $  (157)       (17)      $ 2,634         250
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                           Year Ended October 31, 1998
--------------------------------------------------------------------------------------------------------
                                         Class A                     Class B             Class I
                                   Amount        Shares     Amount        Shares     Amount     Shares
--------------------------------------------------------------------------------------------------------
Shares sold                       $ 23,551        2,184      $ 4,647       427      $ 7,731       712
--------------------------------------------------------------------------------------------------------
Shares issued in reinvestment
of distributions                       736           68          127        11        1,109       103
--------------------------------------------------------------------------------------------------------
Shares redeemed                    (17,554)      (1,621)      (1,418)     (130)      (5,355)     (497)
--------------------------------------------------------------------------------------------------------
Net increase in Trust
shares outstanding                $  6,733          631      $ 3,356       308      $ 3,485       318
--------------------------------------------------------------------------------------------------------

                See notes to financial statements.

CHASE VISTA FUNDS SHORT-TERM BOND FUND
Capital Share Transactions

SHORT TERM BOND FUND
Capital Share Transactions
For the periods indicated
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------
                                                            Year Ended October 31, 1999*
------------------------------------------------------------------------------------------------------------
                                         Class A                    Class M                Class I
                                   Amount        Shares      Amount       Shares     Amount        Shares
------------------------------------------------------------------------------------------------------------
Shares sold                       $ 40,270        4,014      $3,171        319       $ 9,765          971
------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment
of distributions                       620           62           3         --         1,033          103
------------------------------------------------------------------------------------------------------------
Shares redeemed                    (37,881)      (3,779)       (122)       (12)      (13,847)      (1,379)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in Trust shares outstanding       $  3,009          297      $3,052       (307)      $(3,049)         305
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                Year Ended October 31, 1998
------------------------------------------------------------------------------------------------------------
                                          Class A                                         Class I
                                   Amount         Shares                           Amount         Shares
------------------------------------------------------------------------------------------------------------
Shares sold                        $ 49,539         4,906                        $ 12,483          1,234
------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment
of distributions                        574            57                           1,230            121
------------------------------------------------------------------------------------------------------------
Shares redeemed                     (40,342)       (3,994)                        (20,310)        (2,010)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
Trust shares outstanding           $  9,771           969                        $ (6,597)          (655)
------------------------------------------------------------------------------------------------------------

*For Class M shares, from commencement of offering on July 1, 1999.

                       See notes to financial statements.

CHASE VISTA FUNDS STRATEGIC INCOME FUND
Capital Share Transactions

STRATEGIC INCOME FUND
Capital Share Transactions
For the periods indicated

(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------
                                                         Period Ended October 31, 1999*
-------------------------------------------------------------------------------------------------------------------------------
                         Class A               Class B               Class C                  Class I            Class M
                    Amount     Shares     Amount     Shares     Amount     Shares        Amount    Shares   Amount     Shares
-------------------------------------------------------------------------------------------------------------------------------
Shares sold         $3,198      327       $5,484       563       $3,569      364          $1,000     100    $11,772    1,229
-------------------------------------------------------------------------------------------------------------------------------
Shares issued in
reinvestment
of distributions       103       11          104        10           78        8              75       8         --       --
-------------------------------------------------------------------------------------------------------------------------------
Shares redeemed       (112)     (12)        (188)      (19)         (90)      (9)             --      --         --       --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
Trust shares
outstanding         $3,189      326       $5,400       554       $3,557      363          $1,075     108    $11,772    1,229
-------------------------------------------------------------------------------------------------------------------------------

*For Class A, B, C and I shares, from commencement of operations on November 30, 1998. For Class M shares, from commencement of offering on October 28, 1999.

                       See notes to financial statements.

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. U.S. Treasury Income Fund ("USTI") (formerly the U.S. Government Income Fund), U.S. Government Securities Fund ("USGS"), Bond Fund ("BF"), Short-Term Bond Fund ("STBF"), and Strategic Income Fund ("SIF"), collectively, the "Funds", are separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

  Fund    Classes Offered
------------------------------------------------------------
  USTI    Class A, Class B
  USGS    Class A, Institutional
  BF      Class A, Class B, Institutional
  STBF    Class A, Class M, Institutional
  SIF     Class A, Class B, Class C, Class M, Institutional

Class A and Class M shares generally provide for a front-end sales charge while Class B and C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

   seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/ depreciation until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the nominal value of the futures contracts.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 1999, the Funds had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

D. Forward foreign currency exchange contracts -- SIF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, SIF records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. SIF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency. At October 31, 1999, SIF had outstanding forward foreign currency contracts as detailed in Note 5.

E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums, except USTI, and accretion of discounts.

Purchases of To Be Announced (TBA) securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

F. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

      1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

      2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

   Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   G. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   H. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

   I. Equalization -- In 1999, BF, STBF and SIF adopted the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

   J. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. SIF paid in capital increased by $76,626, accumulated undistributed net investment income decreased by $92,072 and accumulated undistributed net realized gains increased by $15,446. The reclassifications primarily relate to the character for tax purposes of equalization and foreign currency transactions. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   K. Dollar rolls -- The Funds (with the exception of USTI) may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

   L. Organization costs -- Organization expenses incurred in connection with the commencement of SIF have been paid in full by Vista Fund Distributors, Inc. (VFD). The Fund will not reimburse VFD for such expenses.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30%, 0.30%, 0.25% and 0.50% of the average daily net assets for USTI, USGS, BF, STBF and SIF, respectively. The

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

   Adviser, voluntarily waived all or a portion of its fees as outlined in
   Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sole sub-investment adviser to each Fund, except SIF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for USTI, USGS and BF, and 0.10% for STBF of average daily net assets.

   CAM and State Street Research & Management Company (SSR) are the two sub-advisers to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. CAM makes the day-to-day investment decisions for the Strategic Income Fund except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is allocated to lower-rated high yield securities of U.S. issuers. For their services, CAM and SSR are entitled to receive fees, payable by Chase from its advisory fee at an annual rate equal to 0.35% of the average daily net assets managed by each respective sub-adviser. For the year ended October 31, 1999, CAM and SSR waived all of their sub-advisory fees.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds.

   Since inception of the Funds, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), is the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for distribution services. The Class M Distribution Plans pro-

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

   vide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.35% of the average annual net assets of the Class M shares for distribution services.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended October 31, 1999 the Investment Adviser, Administrator, Shareholder Servicing Agent, and Distributor voluntarily waived fees for each of the Funds as follows (in thousands):


            Fee                      USTI    USGS     BF     STBF    SIF
--------------------------------------------------------------------------
   Investment Advisory ............  $ 158   $ 168   $191    $ 132   $ 30
   Administration .................     --      84     64       79      9
    Shareholder Servicing..........    101       8    120      105     15
   Distribution ...................    179       8     37        5     28
                                     -----   -----   ----    -----   ----
   Total ..........................  $ 438   $ 268   $412    $ 321   $ 82
                                     =====   =====   ====    =====   ====

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

   The Distributor voluntarily reimbursed expenses of SIF in the amount shown on the Statement of Operations.

   The Adviser reimbursed SIF in the amount of $47,438 for losses incurred in connection with erroneous executions of certain foreign currency transactions.

3. Investment Transactions

For the year ended October 31, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                 USTI      USGS        BF        STBF        SIF
------------------------------------------------------------------------------------
   Purchases (excluding
    U.S. Government) .........  $    --  $    --     $46,551   $35,539     $13,880
   Sales (excluding
    U.S. Government) .........       --       --      42,174    25,570       5,474
   Purchases of
    U.S. Government ..........   69,301  128,347      97,862   106,204       6,625
   Sales of
    U.S. Government ..........   48,750  132,350      93,731   111,370       2,272

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999 are as follows (in thousands):

                                 USTI        USGS         BF        STBF       SIF
------------------------------------------------------------------------------------
   Aggregate cost ..........   $ 87,558    $52,077     $ 68,548    $48,364    $13,474
                               --------    -------     --------    -------    -------
   Gross unrealized
   appreciation ............   $    146    $    28     $    111    $    29    $    98
   Gross unrealized
   depreciation ............     (3,924)      (428)      (1,527)      (304)      (250)
                               --------    -------     --------    -------    -------
   Net unrealized
   depreciation ............   $ (3,778)   $  (400)    $ (1,416)   $  (275)   $  (152)
                               ========    =======     ========    =======    =======

At October 31, 1999, USTI had a net capital loss carryover of approximately $6,215,000, which will be available to offset capital gains arising through October 31, 2003 and 2007. USGS had a net capital loss carryover of approximately $1,991,000, which will be available to offset capital gains arising through October 31, 2007. BF had a net capital loss carryover of approximately $1,525,000, which will be available to offset capital gains arising through October 31, 2007. STBF had a net capital loss carryover of approximately $1,463,000, which will be available to offset capital gains arising through October 31, 2001, 2002, 2003 and 2007. SIF had a net capital loss carryover of approximately $79,000, which will be available to offset capital gains arising through October 31, 2007. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Open Forward Foreign Currency Contracts

The following forward foreign currency contract was held by SIF at October 31, 1999 (in thousands):

 Contract            Contract                  Unrealized
  Amount              Amount      Settlement      Gain
 Purchased            Sold          Date          (USD)
---------------------------------------------------------
  $449 (USD)         425 (EUR)     11/12/99        $ 2
                                                    ====

CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
Continued

6. Retirement Plan

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1999, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                   Accrued
                      Pension      Pension
                      Expenses     Liability
---------------------------------------------
   USTI..........        $1           $8
   USGS..........         1            5
   BF ...........         1            3
   STBF..........         1            4
   SIF ..........        --           --

7. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 1999, nor at anytime during the year.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                  U.S. Treasury Income Fund (2)
                                               --------------------------------------------------------------
                                                                           Class A
                                               --------------------------------------------------------------
                                                                         Year Ended
                                               --------------------------------------------------------------
                                                10/31/99      10/31/98     10/31/97    10/31/96      10/31/95
                                               ----------     --------     --------    --------      --------
Per share operating performance
Net asset value, beginning of period .........    $ 11.66      $ 11.26      $ 11.13      $ 11.40     $ 10.60
                                                  -------      -------      -------      -------     -------
 Income from investment operations:
 Net investment income .......................       0.71         0.75         0.66         0.66        0.70
 Net gain or (losses) in securities
 (both realized and unrealized) ..............      (0.99)        0.40         0.13        (0.27)       0.80
                                                  -------      -------      -------      -------     -------
  Total from investment operations ...........      (0.28)        1.15         0.79         0.39        1.50
                                                  -------      -------      -------      -------     -------
 Distributions to shareholders from:
 Dividends from net investment income ........       0.71         0.75         0.66         0.66        0.70
 Distributions from capital gains ............         --           --          --            --          --
                                                  -------      -------      -------      -------     -------
  Total dividends and distributions ..........       0.71         0.75         0.66         0.66        0.70
                                                  -------      -------      -------      -------     -------
Net asset value, end of period ...............    $ 10.67      $ 11.66      $ 11.26      $ 11.13     $ 11.40
                                                  =======      =======      =======      =======     =======
Total return (1)                                    (2.41%)      10.59%        7.35%        3.56%      14.59%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....        $69          $63          $85         $111         $99
Ratios to average net assets:
 Expenses ....................................       0.75%        0.79%        0.90%        0.90%       0.87%
 Net investment income .......................       6.40%        6.53%        5.97%        5.89%       6.37%
 Expenses without waivers and
 reimbursements ..............................       1.32%        1.30%        1.21%        1.29%       1.40%
 Net investment income without
 waivers and reimbursements ..................       5.83%        6.02%        5.66%        5.50%       5.84%
Portfolio turnover rate ......................         59%          75%         179%         103%        164%
-------------------------------------------------------------------------------------------------------------

                                                                         U.S. Treasury Income Fund (2)
                                               --------------------------------------------------------------------
                                                                           Class B
                                               --------------------------------------------------------------------
                                                                         Year Ended
                                               --------------------------------------------------------------------
                                                      10/31/99      10/31/98     10/31/97     10/31/96     10/31/95
                                                    ----------      --------     --------     --------     --------
Per share operating performance
Net asset value, beginning of period .........         $ 11.66      $ 11.25      $ 11.11      $ 11.37      $ 10.59
                                                       -------      -------      -------      -------      -------
 Income from investment operations:
 Net investment income .......................            0.61         0.65         0.58         0.57         0.62
 Net gain or (losses) in securities
 (both realized and unrealized) ..............           (0.99)        0.41         0.13        (0.26)        0.80
                                                       -------      -------      -------      -------      -------
  Total from investment operations ...........           (0.38)        1.06         0.71         0.31         1.42
                                                       -------      -------      -------      -------      -------
 Distributions to shareholders from:
 Dividends from net investment income ........            0.61         0.65         0.57         0.57         0.64
 Distributions from capital gains ............              --            --          --           --           --
                                                       -------      -------      -------      -------      -------
  Total dividends and distributions ..........            0.61         0.65         0.57         0.57         0.64
                                                       -------      -------      -------      -------      -------
Net asset value, end of period ...............         $ 10.67      $ 11.66      $ 11.25      $ 11.11      $ 11.37
                                                       =======      =======      =======      =======      =======
Total return (1)                                         (3.27%)       9.68%        6.56%        2.82%       13.80%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....             $16      $    14      $    11     $     11      $    11
Ratios to average net assets:
 Expenses ....................................            1.64%        1.64%        1.64%        1.64%        1.62%
 Net investment income .......................            5.51%        5.69%        5.24%        5.12%        5.53%
 Expenses without waivers and
 reimbursements ..............................            1.82%        1.79%        1.71%        1.79%        1.89%
 Net investment income without
 waivers and reimbursements ..................            5.33%        5.54%        5.17%        4.97%        5.26%
Portfolio turnover rate ......................              59%          75%         179%         103%         164%
-------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end load.
(2) Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                 U.S. Government Securities Fund
                                               -------------------------------------------------------------------
                                                                Class A                                Class I
                                               ----------------------------------------------------- -------------
                                                             Year Ended                 05/06/96**   Year Ended
                                               --------------------------------------     Through    ----------
                                                 10/31/99      10/31/98     10/31/97      10/31/96    10/31/99
                                               ----------      --------     --------     ----------  ----------
Per share operating performance
Net asset value, beginning of period .........    $ 10.51      $ 10.06      $  9.90       $   9.62      $ 10.49
                                                  -------      -------      -------       --------      -------
 Income from investment operations:
 Net investment income .......................       0.50         0.50         0.58           0.26         0.52
 Net gains or losses in securities
 (both realized and unrealized) ..............      (0.71)        0.45         0.15           0.25        (0.71)
                                                  -------      -------      -------       --------      -------
  Total from investment operations ...........      (0.21)        0.95         0.73           0.51        (0.19)
                                                  -------      -------      -------       --------      -------
 Distributions to shareholders from:
 Dividends from net investment income ........       0.50         0.50         0.57           0.23         0.52
 Distributions from capital gains ............       0.13            --           --             --        0.13
                                                  -------      -------      -------       --------      -------
  Total dividends and distributions ..........       0.63         0.50         0.57           0.23         0.65
                                                  -------      -------      -------       --------      -------
Net asset value, end of period ...............    $  9.67      $ 10.51      $ 10.06       $   9.90      $  9.65
                                                  =======      =======      =======       ========      =======
Total return (1) .............................      (2.11%)        9.75%        7.61%          5.41%      (1.93%)
Ratios/supplemental data:
 Net Assets, end of period (in millions) .....          $3            $3           $2             $3        $49
Ratios to average net assets#:
 Expenses ....................................       0.75%         0.80%        1.05%          1.05%       0.55%
 Net investment income .......................       4.91%         4.95%        5.61%          5.30%       5.15%
 Expenses without waivers and
 reimbursements ..............................       1.70%         1.70%        1.57%          1.55%       1.00%
 Net investment income without waivers
 and reimbursements ..........................       3.96%         4.05%        5.09%          5.00%       4.70%
Portfolio turnover rate ......................        258%          590%         569%           101%        258%
----------------------------------------------------------------------------------------------------------------


                                                                 U.S. Government Securities Fund
                                               -------------------------------------------------------------------
                                                                           Class I
                                               -------------------------------------------------------------------
                                                        Year Ended          12/01/95(2)          Year Ended
                                               -------------------------      Through       ----------------------
                                                 10/31/99      10/31/98       10/31/96       10/30/95    10/30/94
                                               ----------      --------       --------      ----------  ----------
Per share operating performance
Net asset value, beginning of period .........    $ 10.04      $  9.89           $10.18       $  9.23      $ 10.27
                                                  -------      -------           ------       -------      -------
 Income from investment operations:
 Net investment income .......................       0.53         0.59             0.50          0.56         0.50
 Net gains or losses in securities
 (both realized and unrealized) ..............       0.44         0.15            (0.30)         0.95        (0.94)
                                                  -------      -------           ------       -------      -------
  Total from investment operations ...........       0.97         0.74             0.20          1.51        (0.44)
                                                  -------      -------           ------       -------      -------
 Distributions to shareholders from:
 Dividends from net investment income ........       0.52         0.59             0.49          0.56         0.50
 Distributions from capital gains ............         --           --              --             --         0.10
                                                  -------      -------           ------       -------      -------
  Total dividends and distributions ..........       0.52         0.59             0.49          0.56         0.60
                                                  -------      -------           ------       -------      -------
Net asset value, end of period ...............    $ 10.49      $ 10.04           $ 9.89       $ 10.18      $  9.23
                                                  =======      =======           ======       =======      =======
Total return (1) .............................       9.94%        7.78%           2.09%         16.82%       (4.41%)
Ratios/supplemental data:
 Net Assets, end of period (in millions) .....        $53          $53              $68           $83          $83
Ratios to average net assets#:
 Expenses ....................................       0.60%        0.85%            0.85%         0.85%        0.85%
 Net investment income .......................       5.17%        5.78%            5.55%         5.78%        5.15%
 Expenses without waivers and
 reimbursements ..............................       0.85%        0.91%            1.04%         1.11%        1.04%
 Net investment income without waivers
 and reimbursements ..........................       4.92%        5.72%            5.36%         5.52%        4.96%
Portfolio turnover rate ......................        590%         569%             101%          220%         134%
-------------------------------------------------------------------------------------------------------------------

 **  Commencement of offering class of shares.
  #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.
(2) In 1996, the Fund changed its fiscal year end from November 30, to October
31.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                              Bond Fund
                                               ---------------------------------------
                                                              Class A
                                               ---------------------------------------
                                                             Year Ended
                                               ---------------------------------------
                                                 10/31/99      10/31/98     10/31/97
                                               ----------      --------     --------
Per share operating performance
Net asset value, beginning of period .........    $ 10.96      $ 10.82      $ 10.71
                                                  -------      -------      -------
 Income from investment operations:
 Net investment income .......................       0.55         0.59         0.63
 Net gains or losses in securities
 (both realized and unrealized) ..............      (0.62)        0.27         0.33
                                                  -------      -------      -------
  Total from investment operations ...........      (0.07)        0.86         0.96
                                                  -------      -------      -------
 Distributions to shareholders from:
 Dividends from net investment income ........       0.55         0.58         0.64
 Distributions from capital gains ............       0.16         0.14         0.21
                                                  -------      -------      -------
  Total dividends and distributions ..........       0.71         0.72         0.85
                                                  -------      -------      -------
Net asset value, end of period ...............    $ 10.18      $ 10.96      $ 10.82
                                                  =======      =======      =======
Total return (1) .............................      (0.66%)       8.22%        9.45%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....        $35          $33          $26
Ratios to average net assets#:
 Expenses ....................................       0.75%        0.77%        0.92%
 Net investment income .......................       5.25%        5.44%        6.11%
 Expenses without waivers and
 reimbursements ..............................       1.42%        1.52%        1.61%
 Net investment income without waivers
 and reimbursements ..........................       4.58%        4.69%        5.42%
Portfolio turnover rate ......................        283%         329%         823%
------------------------------------------------------------------------------------

                                                                               Bond Fund
                                                   ---------------------------------------------------------------
                                                                                Class B
                                                   ---------------------------------------------------------------
                                                    05/06/96**              Year Ended                 05/06/96**
                                                    Through     ----------------------------------      Through
                                                    10/31/96    10/31/99      10/31/98     10/31/97     10/31/96
                                                  ----------    --------      --------     --------   ----------
Per share operating performance
Net asset value, beginning of period .........      $10.39      $ 11.00      $ 10.87      $ 10.76        $10.39
                                                    ------      -------      -------      -------        ------
 Income from investment operations:
 Net investment income .......................        0.29         0.48         0.50         0.58          0.23
 Net gains or losses in securities
 (both realized and unrealized) ..............        0.31        (0.63)        0.27         0.32          0.37
                                                    ------      -------      -------      -------        ------
  Total from investment operations ...........        0.60        (0.15)        0.77         0.90          0.60
                                                    ------      -------      -------      -------        ------
 Distributions to shareholders from:
 Dividends from net investment income ........        0.28         0.48         0.50         0.58          0.23
 Distributions from capital gains ............          --         0.16         0.14         0.21            --
                                                    ------      -------      -------      -------        ------
  Total dividends and distributions ..........        0.28         0.64         0.64         0.79          0.23
                                                    ------      -------      -------      -------        ------
Net asset value, end of period ...............      $10.71      $ 10.21      $ 11.00      $ 10.87        $10.76
                                                    ======      =======      =======      =======        ======
Total return (1) .............................        5.95%       (1.46%)       7.33%        8.32%         6.12%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....          $1           $4           $4          $1             $1
Ratios to average net assets#:
 Expenses ....................................        0.90%        1.50%        1.55%        1.64%         1.65%
 Net investment income .......................        5.75%        4.50%        4.63%        5.26%         4.97%
 Expenses without waivers and
 reimbursements ..............................        2.39%        1.92%        2.00%        2.07%         2.93%
 Net investment income without waivers
 and reimbursements ..........................        4.26%        4.08%        4.18%        4.83%         3.69%
Portfolio turnover rate ......................         122%         283%         329%         823%          122%
----------------------------------------------------------------------------------------------------------------

**  Commencement of offering class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

                                                                                        Bond Fund
                                                            ---------------------------------------------------------------
                                                                                         Class I
                                                            ---------------------------------------------------------------
                                                                                       Year Ended
                                                            ---------------------------------------------------------------
                                                              10/31/99     10/31/98     10/31/97     10/31/96     10/31/95
                                                            ----------     --------     --------     --------     --------
Per share operating performance
Net asset value, beginning of period ......................     $10.94      $10.82       $10.71       $10.91       $10.08
                                                                ------      ------       ------       ------       ------
 Income from investment operations:
 Net investment income ....................................       0.58        0.62         0.68         0.67         0.69
 Net gains or losses in securities
 (both realized and unrealized) ...........................      (0.62)       0.26         0.32        (0.15)        0.85
                                                                ------      ------       ------       ------       ------
   Total from investment operations .......................      (0.04)       0.88         1.00         0.52         1.54
                                                                ------      ------       ------       ------       ------
 Less distributions:
 Dividends from net investment income .....................       0.58        0.62         0.68         0.66         0.69
 Distributions from capital gains .........................       0.16        0.14         0.21         0.06         0.02
                                                                ------      ------       ------       ------       ------
   Total dividends and distributions ......................       0.74        0.76         0.89         0.72         0.71
                                                                ------      ------       ------       ------       ------
Net asset value, end of period ............................     $10.16      $10.94       $10.82       $10.71       $10.91
                                                                ======      ======       ======       ======       ======
Total return (1) ..........................................      (0.42%)      8.42%        9.93%        4.90%       15.83%
Ratios/supplemental data:
 Net assets, end of period (in millions) ..................        $23         $21          $18          $18          $57
Ratios to average net assets:
 Expenses .................................................       0.50%       0.50%        0.50%        0.36%        0.31%
 Net investment income ....................................       5.50%       5.72%        6.42%        6.23%        6.56%
 Expenses without waivers and reimbursements ..............       1.14%       1.20%        1.17%        0.87%        0.87%
 Net investment income without waivers and reimbursements .       4.86%       5.02%        5.75%        5.72%        6.00%
Portfolio turnover rate ...................................        283%        329%         823%         122%          30%
--------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end sales load.


                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                Short-Term Bond Fund
                                                 ---------------------------------------------------
                                                                      Class A
                                                 ---------------------------------------------------
                                                             Year Ended                   05/06/96**
                                                 -----------------------------------       Through
                                                  10/31/99     10/31/98     10/31/97       10/31/96
                                                  --------     --------     --------     ----------
Per share operating performance
Net asset value, beginning of period .........    $ 10.14      $ 10.10      $ 10.10       $  10.03
                                                  -------      -------      -------       --------
 Income from investment operations:
 Net investment income .......................       0.46         0.53         0.58           0.26
 Net gains or losses in securities
 (both realized and unrealized) ..............      (0.20)        0.02           --           0.07
                                                  -------      -------      -------       --------
  Total from investment operations ...........       0.26         0.55         0.58           0.33
                                                  -------      -------      -------       --------
 Less distributions:
 Dividends from net investment income                0.46         0.51         0.58           0.26
 Distributions from capital gains ............         --           --           --             --
                                                  -------      -------      -------       --------
  Total dividends and distributions ..........       0.46         0.51         0.58           0.26
                                                  -------      -------      -------       --------
Net asset value, end of period ...............    $  9.94      $ 10.14      $ 10.10       $  10.10
                                                  =======      =======      =======       ========
Total return (1) .............................       2.64%        5.58%        5.91%          3.41%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....        $22          $19          $10            $10
Ratios to average net assets#:
 Expenses ....................................       0.75%        0.76%        0.75%          0.75%
 Net investment income .......................       4.58%        5.28%        5.76%          5.28%
 Expenses without waivers and
 reimbursements ..............................       1.37%        1.44%        1.31%          1.45%
 Net investment income without
 waivers and reimbursements ..................       3.96%        4.60%        5.20%          4.58%
Portfolio turnover rate ......................        302%         439%         471%           158%
---------------------------------------------------------------------------------------------------


                                                                              Short-Term Bond Fund
                                                 ---------------------------------------------------------------------------
                                                  Class M                                Class I
                                                 ----------    -------------------------------------------------------------
                                                 07/01/99**                             Year Ended
                                                  Through      -------------------------------------------------------------
                                                  10/31/99     10/31/99      10/31/98     10/31/97     10/31/96     10/31/95
                                                  --------     --------      --------     --------     --------     --------
Per share operating performance
Net asset value, beginning of period .........      $ 9.98       $ 10.15      $ 10.11      $ 10.12      $ 10.08      $  9.91
                                                    ------       -------      -------      -------      -------      -------
 Income from investment operations:
 Net investment income .......................        0.16          0.49         0.57         0.62         0.56         0.54
 Net gains or losses in securities
 (both realized and unrealized) ..............       (0.04)        (0.20)        0.02        (0.01)        0.04         0.17
                                                    ------       -------      -------      -------      -------      -------
  Total from investment operations ...........        0.12          0.29         0.59         0.61         0.60         0.71
                                                    ------       -------      -------      -------      -------      -------
 Less distributions:
 Dividends from net investment income                 0.16          0.49         0.55         0.62         0.56         0.54
 Distributions from capital gains ............          --            --           --           --           --           --
                                                    ------       -------      -------      -------      -------      -------
  Total dividends and distributions ..........        0.16          0.49         0.55         0.62         0.56         0.54
                                                    ------       -------      -------      -------      -------      -------
Net asset value, end of period ...............      $ 9.94        $ 9.95      $ 10.15      $ 10.11      $ 10.12      $ 10.08
                                                    ======        ======      =======      =======      =======      =======
Total return (1) .............................        1.26%         2.97%        6.03%        6.23%        6.10%        7.37%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....          $3           $28          $31          $38          $43          $36
Ratios to average net assets#:
 Expenses ....................................        0.97%         0.42%        0.42%        0.42%        0.35%        0.32%
 Net investment income .......................        4.72%         4.89%        5.68%        6.08%        5.59%        5.41%
 Expenses without waivers and
 reimbursements ..............................        1.41%         1.02%        1.04%        0.93%        0.89%        0.90%
 Net investment income without
 waivers and reimbursements ..................        4.28%         4.29%        5.06%        5.57%        5.05%        4.83%
Portfolio turnover rate ......................         302%          302%         439%         471%         158%          62%
-----------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                                  Strategic Income Fund
                                                     -------------------------------------------------------------------
                                                      Class A       Class B         Class C       Class M        Class I
                                                     --------      --------        --------      --------       --------
                                                     11/30/98*     11/30/98*       11/30/98*     10/28/99**     11/30/98*
                                                      Through       Through         Through        Through       Through
                                                     10/31/99      10/31/99        10/31/99      10/31/99       10/31/99
                                                     --------      --------        --------      --------       --------
Per share operating performance
Net asset value, beginning of period ............... $ 10.00       $ 10.00         $ 10.00       $ 9.64         $ 10.00
                                                     -------       -------         -------       -------        -------
 Income from investment operations:
 Net investment income .............................    0.72          0.71            0.71         0.07            0.72
 Net gains or losses in securities
  (both realized and unrealized) ...................   (0.41)        (0.41)          (0.41)       (0.05)          (0.41)
                                                     -------       -------         -------       -------        -------
  Total from investment operations .................    0.31          0.30            0.30         0.02            0.31
                                                     -------       -------         -------       -------        -------
 Distributions to shareholders from:
 Dividends from net investment income ..............    0.72          0.71            0.71         0.07            0.72
 Distributions from capital gains ..................      --            --              --           --              --
                                                     -------       -------         -------       -------        -------
  Total dividends and distributions ................    0.72          0.71            0.71         0.07            0.72
                                                     -------       -------         -------       -------        -------
Net asset value, end of period .....................   $9.59         $9.59           $9.59       $ 9.59           $9.59
                                                     =======      ========        ========      ========       ========
Total return (1) ...................................    3.23%         3.13%           3.12%        0.16%           3.29%
 Net assets, end of period (in millions) ...........      $3            $5              $4           $12             $1
Ratios to average net assets#:
 Expenses ..........................................    0.15%         0.17%           0.17%        0.17%           0.24%
 Net investment income .............................    8.38%         8.40%           8.40%        4.56%           8.07%
 Expenses without waivers and reimbursements .......    3.59%         3.98%           3.98%        3.73%           3.87%
 Net investment income without waivers
   and reimbursements ..............................    4.94%         4.59%           4.59%        1.00%           4.44%
Portfolio turnover rate ............................     136%          136%            136%         136%            136%
-----------------------------------------------------------------------------------------------------------------------

 *  Commencement of operations.
**  Commencement of offering of class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista U.S. Treasury Income Fund, Chase Vista U.S. Government Securities Fund, Chase Vista Bond Fund, Chase Vista Short-Term Bond Fund and Chase Vista Strategic Income Fund (separate portfolios of Mutual Fund Group, hereafter referred to as the "Trust") at October 31, 1999, the results of their operations for the year then ended (for the period November 30, 1998 (commencement of operations) through October 31, 1999 for Chase Vista Strategic Income Fund), the changes in their net assets for the two years then ended (for the period November 30, 1998 (commencement of operations) through October 31, 1999 for Chase Vista Strategic Income Fund), and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Chase Vista U.S. Government Securities Fund for the two years ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 13, 1999

TAX LETTER (UNAUDITED)

TAX LETTER (UNAUDITED)

Chase Vista U.S. Treasury Income Fund (USTI)
Chase Vista U.S. Government Securities Fund (USGS)
Chase Vista Bond Fund (BF)
Chase Vista Short-Term Bond Fund (STBF)
Chase Vista Strategic Income Fund (SIF)
--------------------------------------------------------------------------------
Certain tax information for the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1999. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns for the calendar year ending December 31, 1999 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999:

The following represents the source and percentage of income earned from government obligations, and the per share long-term capital gains distributed, by the Funds:

                                                                       Federal         Federal
                                        Federal        Federal        Home Loan        National        Long-Term
                                         Farm         Home Loan        Mortgage        Mortgage      Capital Gains
                   U.S. Treasury     Credit Bank         Bank        Corporation      Association     Distribution
Chase Vista Fund     Obligations      Obligations    Obligations     Obligations      Obligations       Per Share
------------------------------------------------------------------------------------------------------------------
USTI                   97.00%              --            2.00%           1.00%              --             $ --
USGS                   46.25%              --            0.24%           6.32%           27.12%            0.02
BF                     17.77%              --            2.79%           1.80%            9.00%            0.03
STBF                   33.97%              --            5.57%           1.23%            6.24%              --
SIF                     7.20%            0.24%           2.37%           0.26%            0.69%              --

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



                      [This page intentionally left blank]

CHASE VISTA FIXED INCOME FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENT ADVISER,
ADMINISTRATOR,
SHAREHOLDER AND FUND SERVICING
AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by
Vista Fund Distributors, Inc., which is
unaffiliated with The Chase Manhattan
Bank. Chase and its respective
affiliates receive compensation from
Chase Vista Funds for providing
investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the
Chase Vista Funds, call 1-800-34-VISTA.
The prospectus contains more complete
information, including charges and
expenses. Please read it carefully
before you invest or send money.

(c) The Chase Manhattan Corporation, 1999, 2000.  All Rights Reserved.
                                                                   December 1999

[CHASE VISTA FUNDS LOGO]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039